UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.		10022
(Address of principal executive offices)		(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)

INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.9%)
Air Products & Chemicals, Inc.	548	37,533
Alcoa, Inc.	2,103	47,486
Allegheny Technologies, Inc.	259	7,653
Ashland, Inc.	148	4,328
Ball Corp.	250	9,873
Bemis Co., Inc.	257	6,736
CF Industries Hldgs., Inc.	144	13,170
Dow Chemical Co.	2,391	75,986
Du Pont (E.I.) de Nemours & Co.	2,329	93,859
Eastman Chemical Co.	199	10,957
Ecolab, Inc.	452	21,931
Freeport-McMoRan Copper & Gold, Inc.	993	56,452
Hercules, Inc.	293	5,798
Int’l. Flavors & Fragrances, Inc.	205	8,089
International Paper Co.	1,105	28,929
MeadWestvaco Corp.	442	10,303
Monsanto Co.	1,422	140,750
Newmont Mining Corp.	1,181	45,776
Nucor Corp.	818	32,311
Pactiv Corp.*	340	8,442
PPG Industries, Inc.	423	24,669
Praxair, Inc.	814	58,396
Rohm & Haas Co.	323	22,610
Sigma-Aldrich Corp.	326	17,089
Titanium Metals Corp.	220	2,495
United States Steel Corp.	304	23,593
Vulcan Materials Co.	286	21,307
Weyerhaeuser Co.	546	33,077
		869,598
CONSUMER, CYCLICAL (4.9%)
Abercrombie & Fitch Co. Cl A	224	8,837
Amazon.com, Inc.*	826	60,100
Apollo Group, Inc. Cl A*	275	16,308
AutoNation, Inc.*	279	3,136
AutoZone, Inc.*	112	13,814
Bed Bath & Beyond, Inc.*	675	21,202
Best Buy Co., Inc.	873	32,738
Big Lots, Inc.*	216	6,011
Black & Decker Corp.	158	9,599
Carnival Corp.	1,130	39,946
CBS Corp. Cl B	1,754	25,573
Centex Corp.	319	5,168
Coach, Inc.*	871	21,810
Comcast Corp. Cl A	7,545	148,108

Covidien Ltd.	1,293	69,499
D.R. Horton, Inc.	712	9,270
Darden Restaurants, Inc.	362	10,364
Dillard’s, Inc. Cl A	151	1,782
DIRECTV Group, Inc.*	1,492	39,061
Disney (Walt) Co.	4,851	148,877
Eastman Kodak Co.	745	11,458
Expedia, Inc.*	541	8,175
Family Dollar Stores, Inc.	364	8,627
Ford Motor Co.*	5,847	30,404
Fortune Brands, Inc.	388	22,256
GameStop Corp. Cl A*	422	14,437
Gannett Co., Inc.	590	9,977
Gap, Inc.	1,214	21,585
General Motors Corp.	1,464	13,835
Genuine Parts Co.	422	16,969
Goodyear Tire & Rubber Co.*	623	9,538
H&R Block, Inc.	848	19,292
Harley-Davidson, Inc.	608	22,678
Harman Int’l. Industries, Inc.	151	5,145
Hasbro, Inc.	325	11,284
Home Depot, Inc.	4,391	113,683
International Game Technology	800	13,744
Interpublic Group of Cos., Inc.*	1,232	9,548
Johnson Controls, Inc.	1,535	46,557
Jones Apparel Group, Inc.	216	3,998
KB Home	195	3,838
Kohl’s Corp.*	787	36,265
Leggett & Platt, Inc.	416	9,065
Lennar Corp. Cl A	366	5,560
Limited Brands, Inc.	738	12,782
Liz Claiborne, Inc.	246	4,042
Lowe’s Cos., Inc.	3,789	89,761
Macy’s, Inc	1,087	19,544
Marriott International, Inc. Cl A	764	19,933
Mattel, Inc.	934	16,849
McDonald’s Corp.	2,908	179,424
McGraw-Hill Cos., Inc.	823	26,015
Meredith Corp.	95	2,664
New York Times Co. Cl A	301	4,301
Newell Rubbermaid, Inc.	716	12,358
News Corp. Cl A	5,936	71,173
NIKE, Inc. Cl B	1,014	67,837
Nordstrom, Inc.	412	11,874
Office Depot, Inc.*	711	4,138
Omnicom Group, Inc.	824	31,773
Penney (J.C.) Co., Inc.	574	19,137
Polo Ralph Lauren Corp.	151	10,063

Pulte Homes, Inc.	552	7,711
RadioShack Corp.	339	5,858
Scripps Networks Interactive, Inc. Cl A	231	8,388
Sears Hldgs. Corp.*	147	13,745
Sherwin-Williams Co.	251	14,347
Snap-On, Inc.	148	7,794
Stanley Works	202	8,431
Staples, Inc.	1,838	41,355
Starbucks Corp.*	1,889	28,089
Starwood Hotels & Resorts Worldwide, Inc.	483	13,592
Target Corp.	1,951	95,697
Tiffany & Co.	321	11,402
Time Warner, Inc.	9,263	121,438
TJX Cos., Inc.	1,084	33,084
V.F. Corp.	228	17,627
Viacom, Inc. Cl B*	1,605	39,868
Washington Post Co. Cl B	15	8,351
Whirlpool Corp.	192	15,224
Wyndham Worldwide Corp.	459	7,211
Yum! Brands, Inc.	1,212	39,523
		2,301,524
CONSUMER, NON-CYCLICAL (6.9%)
Altria Group, Inc.	5,325	105,648
Anheuser-Busch Cos., Inc.	1,859	120,612
Archer-Daniels-Midland Co.	1,666	36,502
Avon Products, Inc.	1,101	45,769
Brown-Forman Corp. Cl B	203	14,577
Campbell Soup Co.	548	21,153
Clorox Co.	352	22,067
Coca-Cola Co.	5,140	271,803
Coca-Cola Enterprises, Inc.	820	13,751
Colgate-Palmolive Co.	1,308	98,558
ConAgra Foods, Inc.	1,171	22,788
Constellation Brands, Inc. Cl A*	501	10,751
Costco Wholesale Corp.	1,124	72,981
CVS Caremark Corp.	3,711	124,912
Dean Foods Co.*	394	9,204
Estee Lauder Cos., Inc. Cl A	296	14,773
General Mills, Inc.	869	59,718
Heinz (H.J.) Co.	804	40,176
Hershey Co.	432	17,081
Kellogg Co.	647	36,297
Kimberly-Clark Corp.	1,073	69,573
Kraft Foods, Inc. Cl A	3,925	128,544
Kroger Co.	1,693	46,524
Lorillard, Inc.	450	32,018
McCormick & Co., Inc.	333	12,804
Molson Coors Brewing Co. Cl B	389	18,186

Pepsi Bottling Group, Inc.	353	10,297
PepsiCo, Inc.	4,051	288,715
Philip Morris Int’l., Inc.	5,329	256,325
Proctor & Gamble Co.	7,845	546,713
Reynolds American, Inc.	435	21,150
Safeway, Inc.	1,126	26,709
Sara Lee Corp.	1,826	23,062
Supervalu, Inc.	548	11,892
Sysco Corp.	1,556	47,971
Tyco Electronics	1,221	33,773
Tyson Foods, Inc. Cl A	776	9,265
UST, Inc.	376	25,019
Wal-Mart Stores, Inc.	5,798	347,242
Walgreen Co.	2,559	79,227
Whole Foods Market, Inc.	358	7,171
Wrigley (Wm.) Jr. Co.	557	44,226
		3,245,527
ENERGY (7.5%)
Anadarko Petroleum Corp.	1,211	58,746
Apache Corp.	865	90,202
Baker Hughes, Inc.	794	48,069
BJ Services Co.	761	14,558
Cabot Oil & Gas Corp.	267	9,649
Cameron International Corp.*	563	21,698
Chesapeake Energy Corp.	1,348	48,339
Chevron Corp.	5,312	438,134
ConocoPhillips	3,925	287,506
Consol Energy, Inc.	474	21,752
Devon Energy Corp.	1,142	104,150
El Paso Corp.	1,813	23,134
ENSCO International, Inc.	366	21,093
EOG Resources, Inc.	643	57,523
Exxon Mobil Corp.	13,425	1,042,581
Halliburton Co.	2,267	73,428
Hess Corp.	732	60,083
Marathon Oil Corp.	1,824	72,723
Massey Energy Co.	219	7,812
Murphy Oil Corp.	488	31,300
Nabors Industries Ltd.*	724	18,042
National Oilwell Varco, Inc.*	1,079	54,198
Noble Corp.	696	30,554
Noble Energy, Inc.	443	24,626
Occidental Petroleum Corp.	2,113	148,861
Peabody Energy Corp.	705	31,725
Pioneer Natural Resources Co.	290	15,161
Range Resources Corp.	401	17,191
Rowan Cos., Inc.	292	8,921
Schlumberger Ltd.	3,102	242,235

Smith International, Inc.	558	32,721
Southwestern Energy Co.*	887	27,089
Spectra Energy Corp.	1,591	37,866
Sunoco, Inc.	304	10,816
Tesoro Corp.	357	5,887
Transocean, Inc.*	825	90,618
Valero Energy Corp.	1,353	40,996
Weatherford Int’l. Ltd.*	1,760	44,246
Williams Cos., Inc.	1,492	35,286
XTO Energy, Inc.	1,420	66,058
		3,515,577
FINANCIAL (8.9%)
Aflac, Inc.	1,231	72,321
Allstate Corp.	1,400	64,568
American Capital Strategies Ltd.	535	13,648
American Express Co.	2,998	106,219
American Int’l. Group, Inc.	6,952	23,150
Ameriprise Financial, Inc.	561	21,430
Aon Corp.	718	32,281
Apartment Investment & Co. Cl A	221	7,728
Assurant, Inc.	307	16,885
AvalonBay Communities, Inc.	201	19,782
Bank of America Corp.	11,790	412,650
Bank of New York Mellon Corp.	2,963	96,535
BB&T Corp.	1,421	53,714
Boston Properties, Inc.	311	29,128
Capital One Financial Corp.	967	49,317
CB Richard Ellis Group, Inc. Cl A*	447	5,976
Charles Schwab Corp.	2,412	62,712
Chubb Corp.	932	51,167
Cincinnati Financial Corp.	420	11,945
CIT Group, Inc.	734	5,109
Citigroup, Inc.	14,079	288,760
CME Group, Inc.	173	64,271
Comerica, Inc.	389	12,755
Developers Diversified Realty Corp.	308	9,761
Discover Financial Svcs.	1,241	17,151
E*Trade Financial Corp.*	1,389	3,889
Equity Residential	701	31,131
Federated Investors, Inc. Cl B	224	6,462
Fifth Third Bancorp	1,493	17,767
First Horizon National Corp.	522	4,884
Franklin Resources, Inc.	394	34,723
General Growth Pptys., Inc.	588	8,879
Genworth Financial, Inc. Cl A	1,120	9,643
Goldman Sachs Group, Inc.	1,101	140,928
Hartford Financial Svcs. Group, Inc.	779	31,931
HCP, Inc.	651	26,125

Host Hotels & Resorts, Inc.	1,343	17,848
Hudson City Bancorp, Inc.	1,344	24,797
Huntington Bancshares, Inc.	947	7,567
IntercontinentalExchange, Inc.*	195	15,733
Invesco Ltd.	1,000	20,980
Janus Capital Group, Inc.	413	10,028
JPMorgan Chase & Co.	9,458	441,689
KeyCorp	1,279	15,271
Kimco Realty Corp.	587	21,684
Legg Mason, Inc.	361	13,740
Leucadia National Corp.	460	20,902
Lincoln National Corp.	664	28,426
Loews Corp.	936	36,963
M&T Bank Corp.	201	17,939
Marsh & McLennan Cos., Inc.	1,326	42,114
Marshall & Ilsley Corp.	671	13,521
MasterCard, Inc. Cl A	187	33,161
MBIA, Inc.	505	6,010
Merrill Lynch & Co., Inc.	3,960	100,188
MetLife, Inc.	1,775	99,400
MGIC Investment Corp.	326	2,292
Moody’s Corp.	510	17,340
Morgan Stanley	2,867	65,941
National City Corp.	1,968	3,444
Northern Trust Corp.	572	41,298
NYSE Euronext	688	26,956
Plum Creek Timber Co., Inc.	443	22,088
PNC Financial Svcs. Grp., Inc.	896	66,931
Principal Financial Grp., Inc.	670	29,138
Progressive Corp.	1,747	30,398
ProLogis	679	28,022
Prudential Financial, Inc.	1,104	79,488
Public Storage	324	32,079
Regions Financial Corp.	1,796	17,242
Simon Property Group, Inc.	582	56,454
SLM Corp.*	1,208	14,907
Sovereign Bancorp, Inc.	1,405	5,550
State Street Corp.	1,116	63,478
SunTrust Banks, Inc.	914	41,121
T. Rowe Price Group, Inc.	669	35,932
Torchmark Corp.	229	13,694
Travelers Cos., Inc.	1,527	69,020
U.S. Bancorp	4,504	162,234
Unum Group	896	22,490
Vornado Realty Trust	354	32,196
Wachovia Corp.	5,583	19,541
Wells Fargo & Co.	8,555	321,069
XL Capital Ltd. Cl A	807	14,478
Zions Bancorporation	296	11,455
		4,199,562

HEALTHCARE (7.2%)
Abbott Laboratories	3,986	229,514
Aetna, Inc.	1,219	44,018
Allergan, Inc.	794	40,891
AmerisourceBergen Corp.	408	15,361
Amgen, Inc.*	2,738	162,281
Applera Corp. - Applied Biosystems Group	438	15,002
Bard (C.R.), Inc.	256	24,287
Barr Pharmaceuticals, Inc.*	276	18,023
Baxter International, Inc.	1,623	106,517
Becton, Dickinson & Co.	630	50,564
Biogen Idec, Inc.*	750	37,718
Boston Scientific Corp.*	3,880	47,608
Bristol-Myers Squibb Co.	5,118	106,710
Cardinal Health, Inc.	929	45,781
Celgene Corp.*	1,176	74,417
CIGNA Corp.	711	24,160
Coventry Health Care, Inc.*	383	12,467
DaVita, Inc.*	268	15,279
Express Scripts, Inc.*	638	47,097
Forest Laboratories, Inc.*	787	22,256
Genzyme Corp.*	695	56,219
Gilead Sciences, Inc.*	2,378	108,389
Hospira, Inc.*	412	15,738
Humana, Inc.*	435	17,922
IMS Health, Inc.	466	8,812
Intuitive Surgical, Inc.*	99	23,857
Johnson & Johnson	7,225	500,543
King Pharmaceuticals, Inc.*	637	6,102
Laboratory Corp. of America Hldgs.*	286	19,877
Lilly (Eli) & Co.	2,587	113,906
McKesson Corp.	713	38,367
Medco Health Solutions, Inc.*	1,307	58,815
Medtronic, Inc.	2,917	146,142
Merck & Co., Inc.	5,539	174,811
Millipore Corp.*	140	9,632
Mylan, Inc.*	787	8,988
Patterson Cos., Inc.*	235	7,146
PerkinElmer, Inc.	309	7,716
Pfizer, Inc.	17,429	321,391
Quest Diagnostics, Inc.	409	21,133
Schering-Plough Corp.	4,203	77,629
St. Jude Medical, Inc.*	884	38,445
Stryker Corp.	640	39,872
Tenet Healthcare Corp.*	1,072	5,950
Thermo Fisher Scientific, Inc.*	1,083	59,565

UnitedHealth Group, Inc.	3,148	79,928
Varian Medical Systems, Inc.*	325	18,567
Waters Corp.*	256	14,894
Watson Pharmaceuticals, Inc.*	265	7,553
WellPoint, Inc.*	1,322	61,830
Wyeth	3,448	127,369
Zimmer Hldgs., Inc.*	582	37,574
		3,374,633
INDUSTRIAL (6.2%)
3M Co.	1,811	123,709
AK Steel Hldg. Corp.	290	7,517
Allied Waste Industries, Inc.*	876	9,732
Avery Dennison Corp.	276	12,276
Boeing Co.	1,914	109,768
Burlington Northern Santa Fe Corp.	730	67,474
C.H. Robinson Worldwide, Inc.	440	22,422
Caterpillar, Inc.	1,574	93,810
Cintas Corp.	341	9,790
Cooper Industries Ltd. Cl A	446	17,818
CSX Corp.	1,054	57,517
Cummins, Inc.	526	22,997
Danaher Corp.	659	45,735
Deere & Co.	1,104	54,648
Donnelley (R.R.) & Sons Co.	547	13,418
Dover Corp.	490	19,870
Eaton Corp.	428	24,045
Emerson Electric Co.	2,001	81,621
Equifax, Inc.	336	11,575
Expeditors Int’l. of Washington, Inc.	551	19,197
Fastenal Co.	332	16,397
FedEx Corp.	805	63,627
Fluor Corp.	463	25,789
General Dynamics Corp.	1,027	75,608
General Electric Co.	25,720	655,855
Goodrich Corp.	323	13,437
Grainger (W.W.), Inc.	169	14,698
Honeywell International, Inc.	1,925	79,984
Illinois Tool Works, Inc.	1,034	45,961
Ingersoll-Rand Co. Ltd. Cl A	824	25,684
ITT Corp.	467	25,970
Jacobs Engineering Group, Inc.*	317	17,216
L-3 Communications Hldgs., Inc.	314	30,872
Lockheed Martin Corp.	862	94,536
Manitowoc Co., Inc.	337	5,240
Masco Corp.	931	16,702
Monster Worldwide, Inc.*	321	4,786
Norfolk Southern Corp.	966	63,959
Northrop Grumman Corp.	873	52,851

PACCAR, Inc.	939	35,860
Pall Corp.	309	10,627
Parker Hannifin Corp.	433	22,949
Pitney Bowes, Inc.	535	17,794
Precision Castparts Corp.	360	28,361
Raytheon Co.	1,076	57,577
Robert Half Int’l., Inc.	403	9,974
Rockwell Automation, Inc.	378	14,115
Rockwell Collins, Inc.	416	20,005
Ryder System, Inc.	148	9,176
Sealed Air Corp.	409	8,994
Southwest Airlines Co.	1,898	27,540
Terex Corp.*	251	7,661
Textron, Inc.	643	18,827
Tyco International Ltd.	1,228	43,005
Union Pacific Corp.	1,316	93,647
United Parcel Service, Inc. Cl B	2,607	163,954
United Technologies Corp.	2,493	149,730
Waste Management, Inc.	1,266	39,866
		2,933,773
TECHNOLOGY (8.7%)
Adobe Systems, Inc.*	1,371	54,113
Advanced Micro Devices, Inc.*	1,570	8,243
Affiliated Computer Svcs., Inc. Cl A*	251	12,708
Agilent Technologies, Inc.*	920	27,287
Akamai Technologies, Inc.*	434	7,569
Altera Corp.	774	16,006
Amphenol Corp. Cl A	519	20,833
Analog Devices, Inc.	751	19,789
Apple, Inc.*	2,294	260,736
Applied Materials, Inc.	3,470	52,501
Autodesk, Inc.*	582	19,526
Automatic Data Processing, Inc.	1,316	56,259
BMC Software, Inc.*	494	14,143
Broadcom Corp. Cl A*	1,141	21,257
CA, Inc.	1,021	20,379
Ciena Corp.*	234	2,359
Cisco Systems, Inc.*	15,273	344,559
Citrix Systems, Inc.*	472	11,923
Cognizant Technology Solutions Inc. Cl A*	754	17,214
Computer Sciences Corp.*	387	15,554
Compuware Corp.*	659	6,386
Convergys Corp.*	317	4,685
Corning, Inc.	4,080	63,811
Dell, Inc.*	4,506	74,259
eBay, Inc.*	2,825	63,224
Electronic Arts, Inc.*	828	30,628
EMC Corp.*	5,353	64,022

Fidelity Nat’l. Information Svcs., Inc.	491	9,064
Fiserv, Inc.*	422	19,969
Google, Inc.*	618	211,004
Harris Corp.	347	16,031
Hewlett-Packard Co.	6,332	292,792
Int’l. Business Machines Corp.	3,503	409,711
Intel Corp.	14,535	272,241
Intuit, Inc.*	833	26,331
Jabil Circuit, Inc.	543	5,180
JDS Uniphase Corp.*	554	4,687
Juniper Networks, Inc.*	1,405	29,603
KLA-Tencor Corp.	443	14,021
Lexmark International, Inc. Cl A*	227	7,393
Linear Technology Corp.	573	17,568
LSI Corp.*	1,664	8,919
MEMC Electronic Materials, Inc.*	584	16,504
Microchip Technology, Inc.	475	13,979
Micron Technology, Inc.*	1,968	7,970
Microsoft Corp.	20,301	541,829
Molex, Inc.	369	8,284
Motorola, Inc.	5,857	41,819
National Semiconductor Corp.	504	8,674
NetApp, Inc.*	846	15,423
Novell, Inc.*	893	4,590
Novellus Systems, Inc.*	258	5,067
Nvidia Corp.*	1,439	15,412
Oracle Corp.*	10,131	205,761
Paychex, Inc.	831	27,448
QLogic Corp.*	341	5,238
QUALCOMM, Inc.	4,243	182,322
salesforce.com, inc.*	269	13,020
SanDisk Corp.*	582	11,378
Sun Microsystems, Inc.*	1,947	14,797
Symantec Corp.*	2,169	42,469
Tellabs, Inc.*	1,028	4,174
Teradata Corp.*	460	8,970
Teradyne, Inc.*	437	3,413
Texas Instruments, Inc.	3,389	72,864
Total System Services, Inc.	512	8,397
Unisys Corp.*	933	2,566
VeriSign, Inc.*	502	13,092
Western Union Co.	1,885	46,503
Xerox Corp.	2,255	26,000
Xilinx, Inc.	715	16,767
Yahoo!, Inc.*	3,583	61,986
		4,101,203
TELECOMMUNICATIONS (1.7%)
American Tower Corp. Cl A*	1,019	36,653

AT&T, Inc.	15,239	425,473
CenturyTel, Inc.	265	9,712
Embarq Corp.	368	14,922
Frontier Communications Corp.	817	9,396
Qwest Communications Int’l., Inc.	3,838	12,397
Sprint Nextel Corp.	7,379	45,012
Verizon Communications, Inc.	7,363	236,279
Windstream Corp.	1,137	12,439
		802,283
UTILITIES (2.0%)
AES Corp.*	1,739	20,329
Allegheny Energy, Inc.	435	15,995
Ameren Corp.	543	21,193
American Electric Power Co., Inc.	1,040	38,511
CenterPoint Energy, Inc.	884	12,880
CMS Energy Corp.	578	7,208
Consolidated Edison, Inc.	706	30,330
Constellation Energy Group, Inc.	458	11,129
Dominion Resources, Inc.	1,499	64,127
DTE Energy Co.	418	16,770
Duke Energy Corp.	3,271	57,014
Dynegy, Inc. Cl A*	1,307	4,679
Edison International	838	33,436
Entergy Corp.	491	43,704
Exelon Corp.	1,700	106,454
FirstEnergy Corp.	788	52,788
FPL Group, Inc.	1,056	53,117
Integrys Energy Group, Inc.	193	9,638
Nicor, Inc.	115	5,100
NiSource, Inc.	709	10,465
Pepco Hldgs., Inc.	522	11,959
PG&E Corp.	927	34,716
Pinnacle West Capital Corp.	257	8,843
PPL Corp.	968	35,835
Progress Energy, Inc.	677	29,199
Public Svc. Enterprise Group, Inc.	1,310	42,955
Questar Corp.	443	18,128
Sempra Energy	641	32,351
Southern Co.	1,991	75,041
TECO Energy, Inc.	550	8,652
Xcel Energy, Inc.	1,153	23,048
		935,594

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $27,868,654) 55.9%		26,279,274

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill (1)	AAA	1.64	11/06/08	200,000	199,677

U.S. GOVERNMENT AGENCIES (1.9%)
FHLB	AAA	0.10	10/01/08	900,000	900,000

TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $1,099,677) 2.3%					1,099,677

TOTAL INDEXED ASSETS (Cost: $28,968,331) 58.2%					27,378,951

	Shares	Value($)
ACTIVE ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.1%)
AbitibiBowater, Inc.*	1,970	7,624
Ball Corp.	1,110	43,834
Dow Chemical Co.	2,274	72,268
Freeport-McMoRan Copper & Gold, Inc.	778	44,229
Greif, Inc. Cl A	556	36,485
Horsehead Hldg. Corp.*	2,999	17,694
Louisiana-Pacific Corp.	5,701	53,019
Monsanto Co.	891	88,191
Silgan Hldgs., Inc.	2,461	125,732
Taseko Mines Ltd.*	21,889	41,589
		530,665
CONSUMER, CYCLICAL (4.2%)
Aeropostale, Inc.*	1,416	45,468
American Eagle Outfitters, Inc.	2,200	33,550
Apollo Group, Inc. Cl A*	746	44,238
ArvinMeritor, Inc.	4,428	57,741
Audiovox Corp. Cl A*	2,721	25,496
Belo Corp. Cl A	2,412	14,376
California Pizza Kitchen, Inc.*	3,209	41,300
Casey’s General Stores, Inc.	2,195	66,223
Collective Brands, Inc.*	3,399	62,236
Comcast Corp. Cl A	5,104	100,192
Covidien Ltd.	1,720	92,450
Crown Hldgs., Inc.*	7,527	167,175
DeVry, Inc.	546	27,049
Dillard’s, Inc. Cl A	3,640	42,952
Gymboree Corp.*	808	28,684
Home Depot, Inc.	1,008	26,097
Johnson Controls, Inc.	2,969	90,050
Landry’s Restaurants, Inc.	1,395	21,692
Leapfrog Enterprises, Inc.*	1,525	16,104
McDonald’s Corp.	2,356	145,365
Modine Manufacturing Co.	2,324	33,652
Netflix, Inc.*	1,735	53,577
Omnicom Group, Inc.	1,437	55,411
P.F. Chang’s China Bistro, Inc.*	1,299	30,578
Pep Boys - Manny, Moe & Jack	5,417	33,477
Rent-A-Center, Inc.*	2,802	62,429

Sonic Corp.*	2,286	33,307
Staples, Inc.	3,617	81,383
Target Corp.	821	40,270
Time Warner, Inc.	4,070	53,358
Tupperware Brands Corp.	5,640	155,833
V.F. Corp.	723	55,895
WMS Industries, Inc.*	1,709	52,244
Wolverine World Wide, Inc.	4,168	110,285
		2,000,137
CONSUMER, NON-CYCLICAL (3.4%)
American Italian Pasta Co. Cl A*	6,567	109,012
Avon Products, Inc.	1,895	78,775
Chattem, Inc.*	749	58,557
Clorox Co.	820	51,406
Colgate-Palmolive Co.	838	63,143
CVS Caremark Corp.	2,903	97,715
Darling International, Inc.*	1,986	22,064
Flowers Foods, Inc.	851	24,985
General Mills, Inc.	958	65,834
Great Atlantic & Pacific Tea Co., Inc.*	5,506	59,575
Heinz (H.J.) Co.	1,902	95,043
Kimberly-Clark Corp.	716	46,425
Longs Drug Stores Corp.	253	19,137
PepsiCo, Inc.	2,065	147,173
Pilgrim’s Pride Corp.	3,740	9,313
Proctor & Gamble Co.	3,590	250,187
Ralcorp Hldgs., Inc.*	850	57,299
Sanderson Farms, Inc.	1,542	56,653
SunOpta, Inc.*	5,854	36,061
Vector Group Ltd.	4,116	72,687
Wal-Mart Stores, Inc.	3,372	201,949
		1,622,993
ENERGY (3.4%)
Anadarko Petroleum Corp.	715	34,685
Apache Corp.	484	50,472
Berry Petroleum Co. Cl A	677	26,220
CNX Gas Corp.*	637	14,262
Concho Resources, Inc.*	1,907	52,652
ConocoPhillips	1,376	100,792
Devon Energy Corp.	681	62,107
Dril-Quip, Inc.*	771	33,454
Ellora Energy, Inc.†	3,000	36,000
EOG Resources, Inc.	403	36,052
Exxon Mobil Corp.	4,834	375,408
GMX Resources, Inc.*	404	19,311
Halliburton Co.	2,920	94,579
Nabors Industries Ltd.*	1,110	27,661
Occidental Petroleum Corp.	1,436	101,166
Parker Drilling Co.*	708	5,678
Penn Virginia Corp.	1,297	69,312
PetroQuest Energy, Inc.*	1,385	21,260
Range Resources Corp.	823	35,282
Schlumberger Ltd.	1,050	81,995
Superior Well Services, Inc.*	940	23,791

T-3 Energy Services, Inc.*	2,280	84,634
Transocean, Inc.*	511	56,128
Trico Marine Services, Inc.*	1,550	26,474
Weatherford Int’l. Ltd.*	1,288	32,380
Willbros Group, Inc.*	1,626	43,089
Williams Cos., Inc.	1,788	42,286
		1,587,130
FINANCIAL (8.0%)
Aflac, Inc.	805	47,294
Ambac Financial Group, Inc.	2,030	4,730
Ashford Hospitality Trust, Inc.	11,373	46,061
Aspen Insurance Hldgs. Ltd.	3,020	83,050
Bank Mutual Corp.	6,090	69,122
Bank of America Corp.	4,025	140,875
Bank of New York Mellon Corp.	2,502	81,515
Banner Corp.	307	3,687
Brookline Bancorp, Inc.	6,398	81,830
Capital One Financial Corp.	1,620	82,620
CapLease, Inc.	1,198	9,500
Chubb Corp.	1,006	55,229
Citigroup, Inc.	4,244	87,044
CME Group, Inc.	167	62,042
Ellington Financial LLC†	3,400	68,000
Federated Investors, Inc. Cl B	1,394	40,217
FelCor Lodging Trust, Inc.	4,983	35,678
First Niagara Financial Group, Inc.	4,594	72,356
Glacier Bancorp, Inc.	3,380	83,723
Goldman Sachs Group, Inc.	586	75,008
Hartford Financial Svcs. Group, Inc.	1,414	57,960
Highwoods Properties, Inc.	2,074	73,751
IBERIABANK Corp.	473	24,998
iShares Russell 2000 Growth Index Fund	1,366	96,576
iShares Russell 2000 Index Fund	3,310	225,080
iShares Russell 2000 Value Index Fund	730	49,085
iShares Russell Microcap Index Fund	37	1,648
JPMorgan Chase & Co.	2,852	133,188
Marlin Business Svcs. Corp.*	3,727	31,605
Meadowbrook Insurance Group, Inc.	7,150	50,479
Medical Properties Trust, Inc.	2,770	31,440
Meruelo Maddux Pptys., Inc.*	3,867	4,718
MetLife, Inc.	2,221	124,376
MFA Mortgage Investment, Inc.	6,073	39,475
Mid-America Apt. Communities, Inc.	725	35,627
MSCI, Inc. Cl A*	796	19,104
Nara Bancorp, Inc.	1,400	15,680
National Penn Bancshares, Inc.	4,476	65,350
NewAlliance Bancshares, Inc.	6,817	102,460
Pennsylvania REIT	1,948	36,720
PMA Capital Corp. Cl A*	5,220	46,040
ProAssurance Corp.*	1,180	66,080
ProLogis	1,219	50,308
Realty Income Corp.	4,111	105,242
S.Y. Bancorp, Inc.	1,710	52,360
SeaBright Insurance Hldgs., Inc.*	3,732	48,516
Senior Housing Pptys. Trust	4,765	113,550

SPDR KBW Regional Banking ETF	3,155	112,003
Stifel Financial Corp.*	1,353	67,515
T. Rowe Price Group, Inc.	1,524	81,854
Tower Group, Inc.	1,115	26,269
Trico Bancshares	1,936	41,682
U.S. Bancorp	2,580	92,932
Vintage Wine Trust, Inc.†	7,340	2,202
Wells Fargo & Co.	6,515	244,508
Westamerica Bancorporation	2,191	126,048
Westfield Financial, Inc.	3,220	33,166
		3,759,176
HEALTHCARE (5.4%)
Abbott Laboratories	3,627	208,843
Abiomed, Inc.*	2,400	42,600
Aetna, Inc.	855	30,874
Alexion Pharmaceuticals, Inc.*	955	37,532
Allscripts Healthcare Solution*	1,928	23,984
Almost Family, Inc.*	1,185	46,867
Alnylam Pharmaceuticals, Inc.*	1,084	31,382
Alpharma, Inc. Cl A*	1,030	37,997
Alphatec Hldgs., Inc.*	11,043	50,798
American Medical Systems Hldgs., Inc.*	5,461	96,987
AmerisourceBergen Corp.	1,324	49,849
Animal Health Int’l., Inc.*	7,304	60,185
Auxilium Pharmaceuticals, Inc.*	477	15,455
BioMarin Pharmaceutical, Inc.*	1,204	31,894
Celgene Corp.*	1,410	89,225
Cepheid*	788	10,898
Conceptus, Inc.*	3,092	51,265
Conmed Corp.*	637	20,384
Enzon Pharmaceuticals, Inc.*	15,007	110,752
ev3, Inc.*	3,117	31,295
Gilead Sciences, Inc.*	3,287	149,821
Hospira, Inc.*	1,266	48,361
ICON PLC ADR*	1,628	62,271
Illumina, Inc.*	854	34,613
Immucor, Inc.*	1,516	48,451
Isis Pharmaceuticals, Inc.*	1,183	19,981
Johnson & Johnson	4,071	282,039
Laboratory Corp. of America Hldgs.*	727	50,527
Landauer, Inc.	601	43,723
Magellan Health Svcs., Inc.*	1,795	73,703
McKesson Corp.	1,074	57,792
Medtronic, Inc.	1,792	89,779
Merck & Co., Inc.	2,744	86,601
Myriad Genetics, Inc.*	644	41,783
Omega Protein Corp.*	875	10,290
Onyx Pharmaceuticals, Inc.*	840	30,391
OSI Pharmaceuticals, Inc. - rights*	131	0
OSI Pharmaceuticals, Inc.*	615	30,313
Owens & Minor, Inc.	832	40,352
Pediatrix Medical Group, Inc.*	436	23,509
Pharmasset, Inc.*	700	13,965
Psychiatric Solutions, Inc.*	947	35,939
Rigel Pharmaceuticals, Inc.*	902	21,062

RTI Biologics, Inc.*	4,165	38,943
Schering-Plough Corp.	2,834	52,344
Seattle Genetics, Inc.*	2,709	28,986
Symmetry Medical, Inc.*	2,251	41,779
United Therapeutics Corp.*	276	29,027
		2,565,411
INDUSTRIAL (5.4%)
Actuant Corp. Cl A	1,063	26,830
Aircastle Ltd.	4,250	42,118
Alaska Air Group, Inc.*	3,468	70,713
Astec Industries, Inc.*	1,562	48,156
AZZ, Inc.*	1,265	52,333
Baldor Electric Co.	1,275	36,733
Belden, Inc.	1,062	33,761
Burlington Northern Santa Fe Corp.	598	55,273
Comfort Systems USA, Inc.	2,732	36,500
Cornell Cos., Inc.*	1,300	35,334
CRA International, Inc.*	1,590	43,693
Curtiss-Wright Corp.	880	39,996
Dollar Thrifty Automotive Grp.*	8,960	17,293
DXP Enterprises, Inc.*	727	38,756
Expeditors Int’l. of Washington, Inc.	1,152	40,136
General Electric Co.	11,418	291,159
Genesee & Wyoming, Inc. Cl A*	3,680	138,074
Hub Group, Inc. Cl A*	961	36,182
Huron Consulting Group, Inc.*	1,188	67,692
Illinois Tool Works, Inc.	1,161	51,606
Insteel Industries, Inc.	2,224	30,224
ITT Corp.	1,286	71,514
JetBlue Airways Corp*	7,126	35,274
Littelfuse, Inc.*	2,023	60,144
Lockheed Martin Corp.	1,002	109,889
Mueller Industries, Inc.	3,838	88,312
Northrop Grumman Corp.	1,426	86,330
Old Dominion Freight Line, Inc.*	3,521	99,785
Perini Corp.*	1,975	50,935
Polypore International, Inc.*	941	20,241
Powell Industries, Inc.*	607	24,772
RBC Bearings, Inc.*	809	27,255
Sauer-Danfoss, Inc.	4,728	116,734
Southwest Airlines Co.	4,426	64,221
Sun Hydraulics Corp.	1,843	47,992
Tyco International Ltd.	2,116	74,102
Union Pacific Corp.	829	58,992
United Parcel Service, Inc. Cl B	1,724	108,422
United Technologies Corp.	1,451	87,147
Watson Wyatt Worldwide, Inc. Cl A	710	35,308
Woodward Governor Co.	1,062	37,457
		2,537,388
TECHNOLOGY (6.3%)
Actuate Corp.*	8,290	29,015
Anixter International, Inc.*	889	52,904
Ansys, Inc.*	1,098	41,581

Apple, Inc.*	1,161	131,959
Applied Materials, Inc.	3,508	53,076
Arris Group, Inc.*	3,394	26,236
Automatic Data Processing, Inc.	1,299	55,532
Benchmark Electronics, Inc.*	640	9,011
Cisco Systems, Inc.*	5,851	131,999
CommScope, Inc.*	1,699	58,853
Data Domain, Inc.*	2,123	47,279
DemandTec, Inc.*	2,435	21,939
EMC Corp.*	2,426	29,015
FormFactor, Inc.*	1,646	28,673
Global Cash Access Hldgs., Inc.*	5,130	25,958
Google, Inc.*	322	109,940
Harmonic, Inc.*	5,413	45,740
Hewlett-Packard Co.	3,105	143,575
Informatica Corp.*	5,379	69,873
Int’l. Business Machines Corp.	1,425	166,668
Intel Corp.	3,983	74,602
L-1 Identity Solutions, Inc.*	2,800	42,784
MEMC Electronic Materials, Inc.*	557	15,741
Microsemi Corp.*	3,501	89,205
Microsoft Corp.	7,396	197,399
MKS Instruments, Inc.*	3,250	64,708
Monolithic Power Systems, Inc.*	1,081	18,777
Netlogic Microsystems, Inc.*	306	9,253
Nvidia Corp.*	2,702	28,938
Omniture, Inc.*	1,792	32,901
Oracle Corp.*	3,239	65,784
Parametric Technology Corp.*	4,908	90,307
Perot Systems Corp. Cl A*	1,371	23,787
PMC-Sierra, Inc.*	1,492	11,071
QUALCOMM, Inc.	2,282	98,058
RightNow Technologies, Inc.*	2,742	34,467
Sapient Corp.*	3,651	27,127
Semtech Corp.*	3,031	42,313
Sybase, Inc.*	782	23,945
Symantec Corp.*	4,667	91,380
Tech Data Corp.*	1,960	58,506
Technitrol, Inc.	2,780	41,116
THQ, Inc.*	3,222	38,793
TIBCO Software, Inc.*	5,443	39,843
TNS, Inc.*	1,375	26,634
ValueClick, Inc.*	2,638	26,987
VeriFone Hldgs., Inc.*	1,150	19,021
ViaSat, Inc.*	2,017	47,561
VistaPrint Ltd.*	1,042	34,219
Websense, Inc.*	5,674	126,814
Western Union Co.	1,871	46,158
Wright Express Corp.*	1,600	47,760
Yahoo!, Inc.*	2,502	43,285
		2,958,070
TELECOMMUNICATIONS (1.1%)
American Tower Corp. Cl A*	1,794	64,530
AT&T, Inc.	6,711	187,371
Cincinnati Bell, Inc.*	6,381	19,717

Consolidated Communications Hldgs., Inc.	4,592	69,247
FairPoint Communications, Inc.	1	9
Iowa Telecomunications Svcs., Inc.	2,732	51,034
Sprint Nextel Corp.	3,033	18,501
Syniverse Hldgs., Inc.*	5,273	87,585
		497,994
UTILITIES (1.5%)
ALLETE, Inc.	859	38,226
Avista Corp.	5,531	120,078
Black Hills Corp.	898	27,901
Dominion Resources, Inc.	1,885	80,640
Edison International	528	21,067
Entergy Corp.	294	26,169
Exelon Corp.	782	48,969
FirstEnergy Corp.	804	53,860
FPL Group, Inc.	602	30,281
Northwest Natural Gas Co.	732	38,064
PNM Resources, Inc.	2,286	23,409
Public Svc. Enterprise Group, Inc.	726	23,806
Sempra Energy	981	49,511
Sierra Pacific Resources	2,545	24,381
Unisource Energy Corp.	2,048	59,781
Westar Energy, Inc.	2,633	60,664
		726,807

TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $19,977,609) 39.8%		18,785,771

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
ACTIVE ASSETS:
LONG-TERM DEBT SECURITIES:
CORPORATE DEBT (0.0%)
FINANCIAL (0.0%)
GSC Capital Corp. †(2)	NR	7.25	07/15/10	60,000	$—
TOTAL ACTIVE ASSETS-LONG-TERM DEBT SECURITIES (Cost: $60,000) 0.0%					—

TOTAL ACTIVE ASSETS (Cost: $20,037,609) 39.8%					18,785,771

TEMPORARY CASH INVESTMENTS (3) (Cost: $569,900) 1.2%					569,900

TOTAL INVESTMENTS (Cost: $49,575,840) 99.2%					46,734,622

OTHER NET ASSETS 0.8%					412,387

NET ASSETS 100.0%					$47,147,009

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (3.1%)
Air Products & Chemicals, Inc.	869	59,518
Alcoa, Inc.	3,335	75,304
Allegheny Technologies, Inc.	410	12,116
Ashland, Inc.	235	6,871
Ball Corp.	397	15,678
Bemis Co., Inc.	407	10,667
CF Industries Hldgs., Inc.	228	20,853
Dow Chemical Co.	3,793	120,542
Du Pont (E.I.) de Nemours & Co.	3,699	149,070
Eastman Chemical Co.	315	17,344
Ecolab, Inc.	716	34,740
Freeport-McMoRan Copper & Gold, Inc.	1,574	89,482
Hercules, Inc.	464	9,183
Int’l. Flavors & Fragrances, Inc.	326	12,864
International Paper Co.	1,753	45,894
MeadWestvaco Corp.	700	16,317
Monsanto Co.	2,255	223,200
Newmont Mining Corp.	1,873	72,597
Nucor Corp.	1,298	51,271
Pactiv Corp.*	540	13,408
PPG Industries, Inc.	671	39,133
Praxair, Inc.	1,292	92,688
Rohm & Haas Co.	512	35,840
Sigma-Aldrich Corp.	517	27,101
Titanium Metals Corp.	349	3,958
United States Steel Corp.	482	37,408
Vulcan Materials Co.	454	33,823
Weyerhaeuser Co.	866	52,462
		1,379,332
CONSUMER, CYCLICAL (8.3%)
Abercrombie & Fitch Co. Cl A	356	14,044
Amazon.com, Inc.*	1,310	95,316
Apollo Group, Inc. Cl A*	435	25,796
AutoNation, Inc.*	442	4,968
AutoZone, Inc.*	171	21,091
Bed Bath & Beyond, Inc.*	1,070	33,609
Best Buy Co., Inc.	1,385	51,938
Big Lots, Inc.*	336	9,351
Black & Decker Corp.	250	15,188
Carnival Corp.	1,792	63,347
CBS Corp. Cl B	2,788	40,649
Centex Corp.	507	8,213
Coach, Inc.*	1,381	34,580
Comcast Corp. Cl A	11,966	234,893
Covidien Ltd.	2,058	110,618
D.R. Horton, Inc.	1,129	14,700

Darden Restaurants, Inc.	574	16,434
Dillard’s, Inc. Cl A	239	2,820
DIRECTV Group, Inc.*	2,367	61,968
Disney (Walt) Co.	7,694	236,129
Eastman Kodak Co.	1,182	18,179
Expedia, Inc.*	858	12,964
Family Dollar Stores, Inc.	577	13,675
Ford Motor Co.*	9,273	48,220
Fortune Brands, Inc.	615	35,276
GameStop Corp. Cl A*	670	22,921
Gannett Co., Inc.	935	15,811
Gap, Inc.	1,925	34,227
General Motors Corp.	2,322	21,943
Genuine Parts Co.	663	26,659
Goodyear Tire & Rubber Co.*	989	15,142
H&R Block, Inc.	1,345	30,599
Harley-Davidson, Inc.	965	35,995
Harman Int’l. Industries, Inc.	239	8,143
Hasbro, Inc.	515	17,881
Home Depot, Inc.	6,964	180,298
International Game Technology	1,269	21,801
Interpublic Group of Cos., Inc.*	1,954	15,144
Johnson Controls, Inc.	2,435	73,854
Jones Apparel Group, Inc.	342	6,330
KB Home	309	6,081
Kohl’s Corp.*	1,249	57,554
Leggett & Platt, Inc.	659	14,360
Lennar Corp. Cl A	581	8,825
Limited Brands, Inc.	1,170	20,264
Liz Claiborne, Inc.	390	6,408
Lowe’s Cos., Inc.	6,010	142,377
Macy’s, Inc	1,724	30,998
Marriott International, Inc. Cl A	1,212	31,621
Mattel, Inc.	1,481	26,717
McDonald’s Corp.	4,612	284,560
McGraw-Hill Cos., Inc.	1,304	41,219
Meredith Corp.	150	4,206
New York Times Co. Cl A	478	6,831
Newell Rubbermaid, Inc.	1,136	19,607
News Corp. Cl A	9,414	112,874
NIKE, Inc. Cl B	1,609	107,642
Nordstrom, Inc.	654	18,848
Office Depot, Inc.*	1,128	6,565
Omnicom Group, Inc.	1,307	50,398
Penney (J.C.) Co., Inc.	911	30,373
Polo Ralph Lauren Corp.	233	15,527
Pulte Homes, Inc.	876	12,238
RadioShack Corp.	538	9,297
Scripps Networks Interactive, Inc. Cl A	367	13,326

Sears Hldgs. Corp.*	233	21,786
Sherwin-Williams Co.	405	23,150
Snap-On, Inc.	235	12,375
Stanley Works	321	13,399
Staples, Inc.	2,916	65,610
Starbucks Corp.*	2,996	44,551
Starwood Hotels & Resorts Worldwide, Inc.	766	21,555
Target Corp.	3,094	151,761
Tiffany & Co.	508	18,044
Time Warner, Inc.	14,691	192,599
TJX Cos., Inc.	1,720	52,494
V.F. Corp.	357	27,600
Viacom, Inc. Cl B*	2,546	63,243
Washington Post Co. Cl B	23	12,805
Whirlpool Corp.	305	24,183
Wyndham Worldwide Corp.	728	11,437
Yum! Brands, Inc.	1,922	62,676
		3,648,698
CONSUMER, NON-CYCLICAL (11.7%)
Altria Group, Inc.	8,446	167,569
Anheuser-Busch Cos., Inc.	2,948	191,266
Archer-Daniels-Midland Co.	2,642	57,886
Avon Products, Inc.	1,746	72,581
Brown-Forman Corp. Cl B	322	23,123
Campbell Soup Co.	868	33,505
Clorox Co.	566	35,483
Coca-Cola Co.	8,151	431,025
Coca-Cola Enterprises, Inc.	1,300	21,801
Colgate-Palmolive Co.	2,074	156,276
ConAgra Foods, Inc.	1,858	36,157
Constellation Brands, Inc. Cl A*	795	17,061
Costco Wholesale Corp.	1,782	115,705
CVS Caremark Corp.	5,885	198,089
Dean Foods Co.*	625	14,600
Estee Lauder Cos., Inc. Cl A	469	23,408
General Mills, Inc.	1,379	94,765
Heinz (H.J.) Co.	1,281	64,012
Hershey Co.	680	26,887
Kellogg Co.	1,025	57,503
Kimberly-Clark Corp.	1,702	110,358
Kraft Foods, Inc. Cl A	6,225	203,869
Kroger Co.	2,685	73,784
Lorillard, Inc.	713	50,730
McCormick & Co., Inc.	529	20,340
Molson Coors Brewing Co. Cl B	618	28,892
Pepsi Bottling Group, Inc.	560	16,335
PepsiCo, Inc.	6,423	457,767
Philip Morris Int’l., Inc.	8,452	406,541
Proctor & Gamble Co.	12,442	867,083

Reynolds American, Inc.	697	33,888
Safeway, Inc.	1,785	42,340
Sara Lee Corp.	2,896	36,576
Supervalu, Inc.	870	18,879
Sysco Corp.	2,468	76,088
Tyco Electronics	1,937	53,577
Tyson Foods, Inc. Cl A	1,230	14,686
UST, Inc.	605	40,257
Wal-Mart Stores, Inc.	9,195	550,689
Walgreen Co.	4,059	125,667
Whole Foods Market, Inc.	575	11,517
Wrigley (Wm.) Jr. Co.	883	70,110
		5,148,675
ENERGY (12.7%)
Anadarko Petroleum Corp.	1,921	93,188
Apache Corp.	1,371	142,968
Baker Hughes, Inc.	1,264	76,523
BJ Services Co.	1,206	23,071
Cabot Oil & Gas Corp.	424	15,323
Cameron International Corp.*	893	34,416
Chesapeake Energy Corp.	2,137	76,633
Chevron Corp.	8,424	694,812
ConocoPhillips	6,232	456,494
Consol Energy, Inc.	751	34,463
Devon Energy Corp.	1,812	165,254
El Paso Corp.	2,875	36,685
ENSCO International, Inc.	588	33,886
EOG Resources, Inc.	1,020	91,249
Exxon Mobil Corp.	21,298	1,653,998
Halliburton Co.	3,596	116,474
Hess Corp.	1,161	95,295
Marathon Oil Corp.	2,893	115,344
Massey Energy Co.	347	12,377
Murphy Oil Corp.	781	50,093
Nabors Industries Ltd.*	1,149	28,633
National Oilwell Varco, Inc.*	1,711	85,944
Noble Corp.	1,104	48,466
Noble Energy, Inc.	704	39,135
Occidental Petroleum Corp.	3,350	236,008
Peabody Energy Corp.	1,118	50,310
Pioneer Natural Resources Co.	460	24,049
Range Resources Corp.	636	27,265
Rowan Cos., Inc.	463	14,145
Schlumberger Ltd.	4,919	384,125
Smith International, Inc.	886	51,955
Southwestern Energy Co.*	1,407	42,970
Spectra Energy Corp.	2,522	60,024
Sunoco, Inc.	482	17,150
Tesoro Corp.	565	9,317

Transocean, Inc.*	1,308	143,671
Valero Energy Corp.	2,145	64,994
Weatherford Int’l. Ltd.*	2,791	70,166
Williams Cos., Inc.	2,366	55,956
XTO Energy, Inc.	2,252	104,763
		5,577,592
FINANCIAL (15.2%)
Aflac, Inc.	1,953	114,739
Allstate Corp.	2,220	102,386
American Capital Strategies Ltd.	849	21,658
American Express Co.	4,754	168,434
American Int’l. Group, Inc.	11,025	36,713
Ameriprise Financial, Inc.	890	33,998
Aon Corp.	1,139	51,209
Apartment Investment & Co. Cl A	351	12,286
Assurant, Inc.	486	26,730
AvalonBay Communities, Inc.	319	31,396
Bank of America Corp.	18,698	654,430
Bank of New York Mellon Corp.	4,699	153,093
BB&T Corp.	2,253	85,163
Boston Properties, Inc.	493	46,174
Capital One Financial Corp.	1,541	78,591
CB Richard Ellis Group, Inc. Cl A*	709	9,479
Charles Schwab Corp.	3,825	99,450
Chubb Corp.	1,478	81,142
Cincinnati Financial Corp.	666	18,941
CIT Group, Inc.	1,170	8,143
Citigroup, Inc.	22,328	457,947
CME Group, Inc.	275	102,165
Comerica, Inc.	617	20,231
Developers Diversified Realty Corp.	488	15,465
Discover Financial Svcs.	1,968	27,198
E*Trade Financial Corp.*	2,203	6,168
Equity Residential	1,113	49,428
Federated Investors, Inc. Cl B	355	10,242
Fifth Third Bancorp	2,368	28,179
First Horizon National Corp.	827	7,745
Franklin Resources, Inc.	624	54,993
General Growth Pptys., Inc.	933	14,088
Genworth Financial, Inc. Cl A	1,776	15,291
Goldman Sachs Group, Inc.	1,747	223,616
Hartford Financial Svcs. Group, Inc.	1,235	50,623
HCP, Inc.	1,032	41,414
Host Hotels & Resorts, Inc.	2,130	28,308
Hudson City Bancorp, Inc.	2,131	39,317
Huntington Bancshares, Inc.	1,501	11,993
IntercontinentalExchange, Inc.*	309	24,930
Invesco Ltd.	1,586	33,274
Janus Capital Group, Inc.	655	15,903

JPMorgan Chase & Co.	15,000	700,500
KeyCorp	2,028	24,214
Kimco Realty Corp.	931	34,391
Legg Mason, Inc.	581	22,113
Leucadia National Corp.	726	32,989
Lincoln National Corp.	1,053	45,079
Loews Corp.	1,485	58,643
M&T Bank Corp.	320	28,560
Marsh & McLennan Cos., Inc.	2,103	66,791
Marshall & Ilsley Corp.	1,064	21,440
MasterCard, Inc. Cl A	297	52,667
MBIA, Inc.	802	9,544
Merrill Lynch & Co., Inc.	6,280	158,884
MetLife, Inc.	2,816	157,696
MGIC Investment Corp.	517	3,635
Moody’s Corp.	809	27,506
Morgan Stanley	4,547	104,581
National City Corp.	3,121	5,462
Northern Trust Corp.	906	65,413
NYSE Euronext	1,091	42,745
Plum Creek Timber Co., Inc.	702	35,002
PNC Financial Svcs. Grp., Inc.	1,421	106,149
Principal Financial Grp., Inc.	1,063	46,230
Progressive Corp.	2,770	48,198
ProLogis	1,076	44,407
Prudential Financial, Inc.	1,751	126,072
Public Storage	514	50,891
Regions Financial Corp.	2,849	27,350
Simon Property Group, Inc.	924	89,628
SLM Corp.*	1,916	23,643
Sovereign Bancorp, Inc.	2,228	8,801
State Street Corp.	1,770	100,678
SunTrust Banks, Inc.	1,450	65,236
T. Rowe Price Group, Inc.	1,061	56,986
Torchmark Corp.	358	21,408
Travelers Cos., Inc.	2,423	109,520
U.S. Bancorp	7,143	257,291
Unum Group	1,421	35,667
Vornado Realty Trust	562	51,114
Wachovia Corp.	8,855	30,993
Wells Fargo & Co.	13,568	509,207
XL Capital Ltd. Cl A	1,280	22,963
Zions Bancorporation	470	18,189
		6,661,149
HEALTHCARE (12.2%)
Abbott Laboratories	6,321	363,963
Aetna, Inc.	1,934	69,837
Allergan, Inc.	1,259	64,839
AmerisourceBergen Corp.	646	24,322

Amgen, Inc.*	4,341	257,291
Applera Corp. - Applied Biosystems Group	695	23,804
Bard (C.R.), Inc.	406	38,517
Barr Pharmaceuticals, Inc.*	446	29,124
Baxter International, Inc.	2,574	168,932
Becton, Dickinson & Co.	999	80,180
Biogen Idec, Inc.*	1,190	59,845
Boston Scientific Corp.*	6,153	75,497
Bristol-Myers Squibb Co.	8,117	169,239
Cardinal Health, Inc.	1,473	72,589
Celgene Corp.*	1,865	118,017
CIGNA Corp.	1,127	38,295
Coventry Health Care, Inc.*	607	19,758
DaVita, Inc.*	425	24,229
Express Scripts, Inc.*	1,011	74,632
Forest Laboratories, Inc.*	1,248	35,293
Genzyme Corp.*	1,102	89,141
Gilead Sciences, Inc.*	3,772	171,928
Hospira, Inc.*	654	24,983
Humana, Inc.*	690	28,428
IMS Health, Inc.	746	14,107
Intuitive Surgical, Inc.*	158	38,075
Johnson & Johnson	11,459	793,880
King Pharmaceuticals, Inc.*	1,011	9,685
Laboratory Corp. of America Hldgs.*	455	31,623
Lilly (Eli) & Co.	4,103	180,655
McKesson Corp.	1,131	60,859
Medco Health Solutions, Inc.*	2,074	93,330
Medtronic, Inc.	4,627	231,813
Merck & Co., Inc.	8,785	277,255
Millipore Corp.*	223	15,342
Mylan, Inc.*	1,249	14,264
Patterson Cos., Inc.*	373	11,343
PerkinElmer, Inc.	490	12,235
Pfizer, Inc.	27,641	509,700
Quest Diagnostics, Inc.	648	33,482
Schering-Plough Corp.	6,666	123,121
St. Jude Medical, Inc.*	1,401	60,929
Stryker Corp.	1,014	63,172
Tenet Healthcare Corp.*	1,701	9,441
Thermo Fisher Scientific, Inc.*	1,718	94,490
UnitedHealth Group, Inc.	4,993	126,772
Varian Medical Systems, Inc.*	516	29,479
Waters Corp.*	407	23,679
Watson Pharmaceuticals, Inc.*	428	12,198
WellPoint, Inc.*	2,097	98,077
Wyeth	5,468	201,988
Zimmer Hldgs., Inc.*	924	59,653
		5,353,330

INDUSTRIAL (10.6%)
3M Co.	2,866	195,776
AK Steel Hldg. Corp.	460	11,923
Allied Waste Industries, Inc.*	1,390	15,443
Avery Dennison Corp.	437	19,438
Boeing Co.	3,035	174,057
Burlington Northern Santa Fe Corp.	1,158	107,034
C.H. Robinson Worldwide, Inc.	697	35,519
Caterpillar, Inc.	2,496	148,762
Cintas Corp.	541	15,532
Cooper Industries Ltd. Cl A	713	28,484
CSX Corp.	1,672	91,241
Cummins, Inc.	835	36,506
Danaher Corp.	1,046	72,592
Deere & Co.	1,751	86,675
Donnelley (R.R.) & Sons Co.	861	21,120
Dover Corp.	770	31,224
Eaton Corp.	679	38,146
Emerson Electric Co.	3,182	129,794
Equifax, Inc.	526	18,121
Expeditors Int’l. of Washington, Inc.	874	30,450
Fastenal Co.	527	26,029
FedEx Corp.	1,276	100,855
Fluor Corp.	734	40,884
General Dynamics Corp.	1,629	119,927
General Electric Co.	40,791	1,040,166
Goodrich Corp.	513	21,341
Grainger (W.W.), Inc.	268	23,308
Honeywell International, Inc.	3,053	126,852
Illinois Tool Works, Inc.	1,640	72,898
Ingersoll-Rand Co. Ltd. Cl A	1,305	40,689
ITT Corp.	741	41,207
Jacobs Engineering Group, Inc.*	502	27,264
L-3 Communications Hldgs., Inc.	497	48,865
Lockheed Martin Corp.	1,367	149,919
Manitowoc Co., Inc.	534	8,304
Masco Corp.	1,476	26,479
Monster Worldwide, Inc.*	508	7,574
Norfolk Southern Corp.	1,538	101,831
Northrop Grumman Corp.	1,384	83,787
PACCAR, Inc.	1,490	56,903
Pall Corp.	490	16,851
Parker Hannifin Corp.	687	36,411
Pitney Bowes, Inc.	849	28,238
Precision Castparts Corp.	571	44,983
Raytheon Co.	1,706	91,288
Robert Half Int’l., Inc.	639	15,815
Rockwell Automation, Inc.	599	22,367
Rockwell Collins, Inc.	654	31,451
Ryder System, Inc.	235	14,570

Sealed Air Corp.	648	14,250
Southwest Airlines Co.	3,009	43,661
Terex Corp.*	399	12,177
Textron, Inc.	1,019	29,836
Tyco International Ltd.	1,947	68,184
Union Pacific Corp.	2,088	148,582
United Parcel Service, Inc. Cl B	4,134	259,987
United Technologies Corp.	3,954	237,477
Waste Management, Inc.	2,007	63,200
		4,652,247
TECHNOLOGY (14.8%)
Adobe Systems, Inc.*	2,175	85,847
Advanced Micro Devices, Inc.*	2,490	13,073
Affiliated Computer Svcs., Inc. Cl A*	399	20,201
Agilent Technologies, Inc.*	1,466	43,482
Akamai Technologies, Inc.*	688	11,999
Altera Corp.	1,233	25,498
Amphenol Corp. Cl A	823	33,035
Analog Devices, Inc.	1,191	31,383
Apple, Inc.*	3,632	412,813
Applied Materials, Inc.	5,503	83,260
Autodesk, Inc.*	922	30,933
Automatic Data Processing, Inc.	2,087	89,219
BMC Software, Inc.*	779	22,303
Broadcom Corp. Cl A*	1,810	33,720
CA, Inc.	1,615	32,235
Ciena Corp.*	370	3,730
Cisco Systems, Inc.*	24,222	546,448
Citrix Systems, Inc.*	748	18,894
Cognizant Technology Solutions Inc. Cl A*	1,196	27,305
Computer Sciences Corp.*	621	24,958
Compuware Corp.*	1,045	10,126
Convergys Corp.*	502	7,420
Corning, Inc.	6,470	101,191
Dell, Inc.*	7,147	117,783
eBay, Inc.*	4,480	100,262
Electronic Arts, Inc.*	1,307	48,346
EMC Corp.*	8,490	101,540
Fidelity Nat’l. Information Svcs., Inc.	778	14,362
Fiserv, Inc.*	673	31,846
Google, Inc.*	980	334,601
Harris Corp.	550	25,410
Hewlett-Packard Co.	10,042	464,342
Int’l. Business Machines Corp.	5,555	649,713
Intel Corp.	23,053	431,783
Intuit, Inc.*	1,316	41,599
Jabil Circuit, Inc.	861	8,214
JDS Uniphase Corp.*	879	7,436
Juniper Networks, Inc.*	2,229	46,965

KLA-Tencor Corp.	710	22,472
Lexmark International, Inc. Cl A*	361	11,758
Linear Technology Corp.	910	27,901
LSI Corp.*	2,639	14,145
MEMC Electronic Materials, Inc.*	926	26,169
Microchip Technology, Inc.	753	22,161
Micron Technology, Inc.*	3,121	12,640
Microsoft Corp.	32,197	859,338
Molex, Inc.	585	13,133
Motorola, Inc.	9,289	66,323
National Semiconductor Corp.	799	13,751
NetApp, Inc.*	1,342	24,465
Novell, Inc.*	1,416	7,278
Novellus Systems, Inc.*	409	8,033
Nvidia Corp.*	2,282	24,440
Oracle Corp.*	16,067	326,321
Paychex, Inc.	1,317	43,501
QLogic Corp.*	540	8,294
QUALCOMM, Inc.	6,729	289,145
salesforce.com, inc.*	426	20,618
SanDisk Corp.*	923	18,045
Sun Microsystems, Inc.*	3,087	23,461
Symantec Corp.*	3,441	67,375
Tellabs, Inc.*	1,630	6,618
Teradata Corp.*	730	14,235
Teradyne, Inc.*	692	5,405
Texas Instruments, Inc.	5,375	115,563
Total System Services, Inc.	812	13,317
Unisys Corp.*	1,474	4,054
VeriSign, Inc.*	796	20,760
Western Union Co.	2,990	73,763
Xerox Corp.	3,577	41,243
Xilinx, Inc.	1,134	26,592
Yahoo!, Inc.*	5,682	98,299
		6,503,891
TELECOMMUNICATIONS (2.9%)
American Tower Corp. Cl A*	1,615	58,092
AT&T, Inc.	24,166	674,715
CenturyTel, Inc.	420	15,393
Embarq Corp.	584	23,681
Frontier Communications Corp.	1,296	14,904
Qwest Communications Int’l., Inc.	6,086	19,658
Sprint Nextel Corp.	11,703	71,388
Verizon Communications, Inc.	11,677	374,715
Windstream Corp.	1,803	19,725
		1,272,271
UTILITIES (3.4%)
AES Corp.*	2,759	32,253
Allegheny Energy, Inc.	690	25,371

Ameren Corp.	862	33,644
American Electric Power Co., Inc.	1,649	61,062
CenterPoint Energy, Inc.	1,402	20,427
CMS Energy Corp.	924	11,522
Consolidated Edison, Inc.	1,120	48,115
Constellation Energy Group, Inc.	731	17,763
Dominion Resources, Inc.	2,378	101,731
DTE Energy Co.	669	26,840
Duke Energy Corp.	5,187	90,409
Dynegy, Inc. Cl A*	2,073	7,421
Edison International	1,336	53,306
Entergy Corp.	786	69,962
Exelon Corp.	2,695	168,761
FirstEnergy Corp.	1,250	83,738
FPL Group, Inc.	1,675	84,253
Integrys Energy Group, Inc.	313	15,631
Nicor, Inc.	183	8,116
NiSource, Inc.	1,124	16,590
Pepco Hldgs., Inc.	827	18,947
PG&E Corp.	1,470	55,052
Pinnacle West Capital Corp.	409	14,074
PPL Corp.	1,536	56,863
Progress Energy, Inc.	1,074	46,322
Public Svc. Enterprise Group, Inc.	2,085	68,367
Questar Corp.	711	29,094
Sempra Energy	1,010	50,975
Southern Co.	3,158	119,025
TECO Energy, Inc.	872	13,717
Xcel Energy, Inc.	1,829	36,562
		1,485,913
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $42,601,701) 94.9%		41,683,098

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	AAA	1.64	11/06/08	300,000	299,516

U.S. GOVERNMENT AGENCIES (4.1%)
FHLB	AAA	0.10	10/01/08	1,800,000	1,800,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,099,516) 4.8%					2,099,516

TEMPORARY CASH INVESTMENTS (3) (Cost: $43,000) 0.1%					43,000

TOTAL INVESTMENTS (Cost: $44,744,217) 99.8%					43,825,614

OTHER NET ASSETS 0.2%					92,932

NET ASSETS 100.0%					$43,918,546

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)

INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (7.0%)
Airgas, Inc.	3,542	175,860
Albemarle Corp.	3,926	121,078
AptarGroup, Inc.	2,910	113,810
Cabot Corp.	2,760	87,713
Carpenter Technology Corp.	1,906	48,889
Chemtura Corp.	10,410	47,470
Cleveland-Cliffs, Inc.*	4,584	242,677
Commercial Metals Co.	4,919	83,082
Cytec Industries, Inc.	2,043	79,493
Ferro Corp.	1,878	37,748
FMC Corp.	3,213	165,116
Greif, Inc. Cl A	1,463	96,002
Louisiana-Pacific Corp.	3,904	36,307
Lubrizol Corp.	2,908	125,451
Martin Marietta Materials, Inc	1,777	198,988
Minerals Technologies, Inc.	812	48,200
Olin Corp.	3,238	62,817
Packaging Corp. of America	4,450	103,151
Potlatch Corp.	1,702	78,956
Rayonier, Inc.	3,377	159,901
Reliance Steel & Aluminum Co.	2,737	103,924
RPM International, Inc.	5,592	108,149
Scotts Miracle-Gro Co. Cl A	1,860	43,970
Sensient Technologies Corp.	2,074	58,342
Sonoco Products Co.	4,275	126,882
Steel Dynamics, Inc.	7,664	130,978
Temple-Inland, Inc.	4,562	69,616
Terra Industries, Inc.	3,944	115,954
Valspar Corp.	4,286	95,535
Worthington Industries, Inc.	2,571	38,411
		3,004,470
CONSUMER, CYCLICAL (12.7%)
99 Cents Only Stores*	2,016	22,116
Advance Auto Parts, Inc.	4,109	162,963
Aeropostale, Inc.*	2,872	92,220
American Eagle Outfitters, Inc.	8,843	134,856
American Greetings Corp. Cl A	2,098	32,078
AnnTaylor Stores Corp.*	2,450	50,568
ArvinMeritor, Inc.	3,168	41,311
Barnes & Noble, Inc.	1,580	41,206
Belo Corp. Cl A	3,775	22,499
Blyth, Inc.	1,039	11,782
Bob Evans Farms, Inc.	1,329	36,268
Borders Group, Inc.	2,600	17,056
BorgWarner, Inc.	4,992	163,588

Boyd Gaming Corp.	2,451	22,941
Brinker International, Inc.	4,355	77,911
Callaway Golf Co.	2,783	39,157
Career Education Corp.*	3,157	51,617
CarMax, Inc.*	9,465	132,510
Charming Shoppes, Inc.*	4,882	23,873
Cheesecake Factory, Inc.*	2,780	40,636
Chico’s FAS, Inc.*	7,581	41,468
Chipotle Mexican Grill, Inc. Cl A*	1,416	78,574
Coldwater Creek, Inc.*	2,030	11,754
Collective Brands, Inc.*	2,741	50,188
Corinthian Colleges, Inc.*	3,668	55,020
DeVry, Inc.	2,638	130,687
Dick’s Sporting Goods, Inc.*	3,645	71,369
Dollar Tree, Inc.*	3,884	141,222
DreamWorks Animation SKG Cl A*	3,456	108,691
Entercom Communications Corp. Cl A	1,171	5,878
FactSet Research Systems, Inc.	1,835	95,879
Foot Locker, Inc.	6,656	107,561
Furniture Brands Int’l., Inc.	1,781	18,736
Gentex Corp.	6,097	87,187
Guess?, Inc.	2,587	90,002
Hanesbrands, Inc.*	4,027	87,587
Harte-Hanks, Inc.	1,630	16,903
Hovnanian Enterprises, Inc. Cl A*	2,176	17,386
International Speedway Corp. Cl A	1,215	47,276
ITT Educational Svcs., Inc.*	1,351	109,309
J. Crew Group, Inc.*	2,226	63,597
Lamar Advertising Co. Cl A*	3,257	100,609
Lear Corp.*	3,321	34,871
Life Time Fitness, Inc.*	1,497	46,811
Marvel Entertainment, Inc.*	2,107	71,933
Matthews International Corp. Cl A	1,327	67,332
MDC Hldgs., Inc.	1,573	57,556
Media General, Inc. Cl A	983	12,219
Modine Manufacturing Co.	1,386	20,069
Mohawk Industries, Inc.*	2,409	162,343
Netflix, Inc.*	1,856	57,313
NVR, Inc.*	233	133,276
O’Reilly Automotive, Inc.*	5,754	154,035
Pacific Sunwear of California, Inc.*	2,822	18,992
PetSmart, Inc.	5,439	134,398
Phillips-Van Heusen Corp.	2,208	83,705
Regis Corp.	1,850	50,875
Rent-A-Center, Inc.*	2,864	63,810
Ross Stores, Inc.	5,649	207,940
Ryland Group, Inc.	1,830	48,532
Saks, Inc.*	6,095	56,379
Scholastic Corp.	1,139	29,250

Scientific Games Corp. Cl A*	2,791	64,249
Service Corp. International	11,045	92,336
Sotheby’s	2,891	57,993
Strayer Education, Inc.	608	121,758
The Warnaco Group, Inc.*	1,977	89,538
Thor Industries, Inc.	1,524	37,826
Timberland Co. Cl A*	2,025	35,174
Toll Brothers, Inc.*	5,596	141,187
Tupperware Brands Corp.	2,668	73,717
Under Armour, Inc. Cl A*	1,565	49,704
Urban Outfitters, Inc.*	4,886	155,717
Valassis Communications, Inc.*	2,064	17,874
Wendy’s International, Inc.	5,562	106,846
Wiley (John) & Sons, Inc. Cl A	1,855	75,035
Williams-Sonoma, Inc.	3,718	60,157
		5,444,789
CONSUMER, NON-CYCLICAL (3.8%)
Alberto-Culver Co.	3,636	99,045
BJ’s Wholesale Club, Inc.*	2,549	99,054
Church & Dwight Co., Inc.	2,862	177,702
Corn Products Int’l., Inc.	3,198	103,231
Energizer Hldgs., Inc.*	2,498	201,214
Hansen Natural Corp.*	3,173	95,983
Hormel Foods Corp.	3,011	109,239
J.M. Smucker Co.	2,355	119,375
Lancaster Colony Corp.	861	32,425
Lender Processing Svcs., Inc.	3,584	109,384
NBTY, Inc.*	2,333	68,870
PepsiAmericas, Inc.	2,460	50,971
Ralcorp Hldgs., Inc.*	2,414	162,728
Ruddick Corp.	1,680	54,516
Smithfield Foods, Inc.*	5,023	79,765
Tootsie Roll Industries, Inc.	1,112	32,148
Universal Corp.	1,091	53,557
		1,649,207
ENERGY (6.9%)
Arch Coal, Inc.	6,201	203,951
Bill Barrett Corp.*	1,587	50,959
Cimarex Energy Co.	3,568	174,511
Denbury Resources, Inc.*	10,605	201,919
Encore Aquisition Co.*	2,290	95,676
Exterran Hldgs., Inc.*	2,825	90,287
FMC Technologies, Inc.*	5,473	254,762
Forest Oil Corp.*	3,856	191,258
Frontier Oil Corp.	4,462	82,190
Helix Energy Solutions Group*	3,945	95,785
Helmerich & Payne, Inc.	4,519	195,176
Newfield Exploration Co.*	5,678	181,639
Oceaneering Int’l., Inc.*	2,723	145,190

Overseas Shipholding Group, Inc.	1,161	67,698
Patriot Coal Corp.*	2,722	79,074
Patterson-UTI Energy, Inc.	6,728	134,695
Plains Exploration & Production Co.*	4,622	162,510
Pride International, Inc.*	7,433	220,091
Quicksilver Resources, Inc.*	4,864	95,480
Superior Energy Services, Inc.*	3,470	108,056
Tidewater, Inc.	2,214	122,567
		2,953,474
FINANCIAL (17.3%)
Affiliated Managers Group, Inc.*	1,754	145,319
Alexandria Real Estate Equities, Inc.	1,379	155,138
AMB Property Corp	4,210	190,713
American Financial Group, Inc.	3,216	94,872
AmeriCredit Corp.*	4,996	50,609
Apollo Investment Corp.	6,109	104,158
Associated Banc-Corp.	5,478	109,286
Astoria Financial Corp.	3,457	71,664
BancorpSouth, Inc.	3,167	89,088
Bank of Hawaii Corp.	2,052	109,679
Berkley (W.R.) Corp.	6,016	141,677
BRE Properties, Inc.	2,192	107,408
Brown & Brown, Inc.	4,956	107,149
Camden Property Trust	2,288	104,928
Cathay General Bancorp	2,125	50,575
City National Corp.	1,726	93,722
Colonial BancGroup, Inc.	8,681	68,233
Commerce Bancshares, Inc.	2,692	124,909
Cousins Properties, Inc.	1,874	47,281
Cullen/Frost Bankers, Inc.	2,538	152,280
Duke Realty Corp.	6,309	155,075
Eaton Vance Corp.	4,984	175,586
Equity One, Inc.	1,367	28,010
Essex Property Trust, Inc.	1,098	129,926
Everest Re Group Ltd.	2,650	229,305
Federal Realty Investment Trust	2,530	216,568
Fidelity Nat’l. Financial, Inc. Cl A	9,082	133,505
First American Corp.	3,978	117,351
First Niagara Financial Group, Inc.	5,036	79,317
FirstMerit Corp.	3,473	72,933
Gallagher (Arthur J.) & Co.	4,007	102,820
Hanover Insurance Group, Inc.	2,189	99,643
HCC Insurance Hldgs., Inc.	4,926	133,002
Health Care REIT, Inc.	4,377	232,988
Highwoods Properties, Inc.	2,712	96,439
Horace Mann Educators Corp.	1,678	21,596
Hospitality Properties Trust	4,035	82,798
Jefferies Group, Inc.	5,157	115,517
Jones Lang LaSalle, Inc.	1,735	75,438

Liberty Property Trust	4,008	150,901
Mack-Cali Realty Corp.	2,824	95,649
Mercury General Corp.	1,528	83,658
Nationwide Health Pptys., Inc.	4,157	149,569
New York Community Bancorp, Inc.	14,762	247,854
Old Republic Int’l. Corp.	9,910	126,352
PacWest Bancorp	1,051	30,048
Philadelphia Cons Hldg. Corp.*	2,488	145,722
PMI Group, Inc.	2,980	8,791
Protective Life Corp.	3,001	85,559
Raymond James Financial, Inc.	4,123	135,977
Realty Income Corp.	4,353	111,437
Regency Centers Corp.	3,005	200,403
SEI Investments Co.	5,759	127,850
StanCorp Financial Group, Inc.	2,100	109,200
SVB Financial Group*	1,396	80,856
Synovus Financial Corp.	12,053	124,749
TCF Financial Corp.	4,953	89,154
The Macerich Co.	3,206	204,062
UDR, Inc.	5,499	143,799
Unitrin, Inc.	2,130	53,122
Waddell & Reed Financial, Inc. Cl A	3,681	91,105
Washington Federal, Inc.	3,774	69,630
Webster Financial Corp.	2,257	56,989
Weingarten Realty Investors	3,208	114,429
Westamerica Bancorporation	1,244	71,567
Wilmington Trust Corp.	2,892	83,376
		7,408,313
HEALTHCARE (10.9%)
Advanced Medical Optics, Inc.*	2,236	39,756
Affymetrix, Inc.*	3,017	23,352
Apria Healthcare Group, Inc.*	1,884	34,364
Beckman Coulter, Inc.	2,672	189,685
Cephalon, Inc.*	2,920	226,271
Charles River Laboratories Int’l., Inc.*	2,914	161,814
Community Health Systems, Inc.*	4,118	120,699
Covance, Inc.*	2,707	239,326
Dentsply International, Inc.	6,389	239,843
Edwards Lifesciences Corp.*	2,415	139,490
Endo Pharmaceuticals Hldgs., Inc.*	5,167	103,340
Gen-Probe, Inc.*	2,329	123,553
Health Management Associates, Inc. Cl A*	10,496	43,663
Health Net, Inc.*	4,610	108,796
Hill-Rom Hldgs., Inc.	2,684	81,352
Hologic, Inc.*	11,007	212,765
IDEXX Laboratories, Inc.*	2,553	139,904
Invitrogen Corp.*	3,965	149,877
Kindred Healthcare, Inc.*	1,284	35,400
Kinetic Concepts, Inc.*	2,430	69,474

LifePoint Hospitals, Inc.*	2,287	73,504
Lincare Hldgs., Inc.*	3,153	94,874
Medicis Pharmaceutical Corp. Cl A	2,432	36,261
Omnicare, Inc.	4,467	128,516
PDL BioPharma, Inc.	5,129	47,751
Perrigo Co.	3,335	128,264
Pharmaceutical Product Development, Inc.	5,116	211,547
Psychiatric Solutions, Inc.*	2,391	90,738
ResMed, Inc.*	3,246	139,578
Schein (Henry), Inc.*	3,839	206,692
Sepracor, Inc.*	4,675	85,599
STERIS Corp.	2,537	95,340
Techne Corp.*	1,660	119,719
United Therapeutics Corp.*	984	103,487
Universal Health Svcs., Inc. Cl B	2,185	122,426
Valeant Pharmaceuticals Int’l.*	3,783	77,438
Varian, Inc.*	1,262	54,140
VCA Antech, Inc.*	3,625	106,829
Vertex Pharmaceuticals, Inc.*	6,401	212,769
WellCare Health Plans, Inc.*	1,791	64,476
		4,682,672
INDUSTRIAL (14.9%)
AGCO Corp.*	3,940	167,883
AirTran Hldgs., Inc.*	5,029	12,220
Alaska Air Group, Inc.*	1,547	31,543
Alexander & Baldwin, Inc.	1,776	78,197
Alliant TechSystems, Inc.*	1,415	132,925
Ametek, Inc.	4,584	186,890
Avis Budget Group, Inc.*	4,353	24,986
BE Aerospace, Inc.*	4,258	67,404
Carlisle Cos., Inc.	2,621	78,551
Con-way, Inc.	1,961	86,500
Copart, Inc.*	2,809	106,742
Corporate Executive Board Co.	1,458	45,563
Corrections Corp. of America*	5,385	133,817
Crane Co.	2,081	61,827
Deluxe Corp.	2,213	31,845
Donaldson Co., Inc.	3,376	141,488
DRS Technologies, Inc.	1,781	136,692
Dun & Bradstreet Corp.	2,344	221,180
Dycom Industries, Inc.*	1,690	22,004
Federal Signal Corp.	2,040	27,948
Flowserve Corp.	2,462	218,552
GATX Corp.	2,092	82,780
Graco, Inc.	2,579	91,838
Granite Construction, Inc.	1,410	50,506
Harsco Corp.	3,621	134,665
HNI Corp.	1,899	48,121
Hubbell, Inc. Cl B	2,414	84,611

Hunt (J.B.) Transport Svcs., Inc.	3,507	117,029
IDEX Corp.	3,546	109,997
JetBlue Airways Corp*	7,854	38,877
Joy Global, Inc.	4,629	208,953
Kansas City Southern*	3,905	173,226
KBR, Inc.	7,294	111,379
Kelly Svcs., Inc. Cl A	1,179	22,460
Kennametal, Inc.	3,289	89,198
Korn/Ferry International*	2,046	36,460
Lincoln Electric Hldgs., Inc.	1,840	118,330
Manpower, Inc.	3,410	147,176
Miller (Herman), Inc.	2,393	58,557
Mine Safety Appliances Co.	1,276	48,641
MPS Group, Inc.*	3,995	40,270
MSC Industrial Direct Co., Inc. Cl A	1,945	89,606
Navigant Consulting, Inc.*	1,993	39,641
Nordson Corp.	1,465	71,946
Oshkosh Corp.	3,201	42,125
Pentair, Inc.	4,249	146,888
Quanta Services, Inc.*	7,535	203,520
Republic Services, Inc.	6,644	199,187
Rollins, Inc.	1,776	33,708
Roper Industries, Inc.	3,846	219,068
SAIC, Inc.*	8,267	167,241
Shaw Group, Inc.*	3,583	110,106
SPX Corp.	2,327	179,179
Stericycle, Inc.*	3,668	216,082
Teleflex, Inc.	1,704	108,187
The Brink’s Co.	1,811	110,507
Thomas & Betts Corp.*	2,473	96,620
Timken Co.	3,648	103,421
Trinity Industries, Inc.	3,508	90,261
United Rentals, Inc.*	2,547	38,816
URS Corp.*	3,627	133,002
Wabtec Corp.	2,080	106,558
Werner Enterprises, Inc.	1,829	39,708
YRC Worldwide, Inc.*	2,460	29,422
		6,402,630
TECHNOLOGY (11.8%)
3Com Corp.*	17,407	40,558
ACI Worldwide, Inc.*	1,479	25,912
Acxiom Corp.	2,903	36,404
ADC Telecommunications, Inc.*	5,057	42,732
Adtran, Inc.	2,397	46,718
Advent Software, Inc.*	714	25,154
Alliance Data Systems Corp.*	2,890	183,168
Ansys, Inc.*	3,819	144,626
Arrow Electronics, Inc.*	5,139	134,745
Atmel Corp.*	19,165	64,969

Avnet, Inc.*	6,460	159,110
Avocent Corp.*	1,927	39,426
Broadridge Financial Solutions, Inc.	6,034	92,863
Cadence Design Systems, Inc.*	11,178	75,563
Cerner Corp.*	2,915	130,126
CommScope, Inc.*	3,016	104,474
Cree, Inc.*	3,784	86,200
Diebold, Inc.	2,826	93,569
Digital River, Inc.*	1,589	51,484
DST Systems, Inc.*	1,837	102,854
F5 Networks, Inc.*	3,457	80,825
Fair Isaac Corp.	2,081	47,967
Fairchild Semiconductor Int’l., Inc.*	5,369	47,730
FLIR Systems, Inc.*	5,979	229,713
Foundry Networks, Inc.*	6,324	115,160
Gartner, Inc.*	2,541	57,630
Global Payments, Inc.	3,427	153,735
Henry (Jack) & Associates, Inc.	3,697	75,160
Imation Corp.	1,293	29,209
Ingram Micro, Inc. Cl A*	7,125	114,499
Integrated Device Technology, Inc.*	7,297	56,771
International Rectifier Corp.*	3,128	59,495
Intersil Corp. Cl A	5,313	88,090
Lam Research Corp.*	5,383	169,511
Macrovision Solutions Corp.*	3,581	55,076
McAfee, Inc.*	6,498	220,672
Mentor Graphics Corp.*	3,967	45,025
Metavante Technologies, Inc.*	3,853	74,209
National Instruments Corp.	2,432	73,082
NCR Corp.*	7,027	154,945
NeuStar, Inc. Cl A*	3,383	67,288
Palm, Inc.	4,664	27,844
Parametric Technology Corp.*	4,955	91,172
Plantronics, Inc.	2,101	47,315
Polycom, Inc.*	3,654	84,517
Priceline.com, Inc.*	1,670	114,278
RF Micro Devices, Inc.*	11,239	32,818
Semtech Corp.*	2,647	36,952
Silicon Laboratories, Inc.*	2,054	63,058
SRA International, Inc. Cl A*	1,827	41,345
Sybase, Inc.*	3,457	105,853
Synopsys, Inc.*	6,189	123,471
Tech Data Corp.*	2,169	64,745
Trimble Navigation Ltd.*	5,193	134,291
ValueClick, Inc.*	3,720	38,056
Vishay Intertechnology, Inc.*	8,007	53,006
Western Digital Corp.*	9,513	202,817
Wind River Systems, Inc.*	2,980	29,800
Zebra Technologies Corp. Cl A*	2,801	78,008
		5,065,793

TELECOMMUNICATIONS (0.5%)
Cincinnati Bell, Inc.*	10,116	31,258
Telephone & Data Systems, Inc.	4,572	163,449
		194,707
UTILITIES (7.3%)
AGL Resources, Inc.	3,293	103,334
Alliant Energy Corp.	4,740	152,675
Aqua America, Inc.	5,792	102,982
Black Hills Corp.	1,650	51,266
DPL, Inc.	4,880	121,024
Energen Corp.	3,079	139,417
Equitable Resources, Inc.	5,620	206,142
Great Plains Energy, Inc.	5,101	113,344
Hawaiian Electric Industries, Inc.	3,639	105,931
IDACORP, Inc.	1,946	56,609
MDU Resources Group	7,869	228,201
National Fuel Gas Co.	3,499	147,588
Northeast Utilities	6,681	171,368
NSTAR	4,587	153,665
OGE Energy Corp.	3,964	122,408
Oneok, Inc.	4,485	154,284
PNM Resources, Inc.	3,711	38,001
Puget Energy, Inc.	5,570	148,719
SCANA Corp.	5,019	195,390
Sierra Pacific Resources	10,054	96,317
Vectren Corp.	3,478	96,862
Westar Energy, Inc.	4,645	107,021
WGL Hldgs., Inc.	2,144	69,573
Wisconsin Energy Corp.	5,022	225,488
		3,107,609
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $42,956,349) 93.1%		39,913,664

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill (1)	AAA	1.64	11/06/08	200,000	199,677

U.S. GOVERNMENT AGENCIES (5.4%)
FHLB	AAA	0.10	10/01/08	2,300,000	2,300,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,499,677) 5.9%					2,499,677

TEMPORARY CASH INVESTMENTS (3) (Cost: $98,000) 0.2%					98,000

TOTAL INVESTMENTS (Cost: $45,554,026) 99.2%					42,511,341

OTHER NET ASSETS 0.8%					332,976

NET ASSETS 100.0%					$42,844,317

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS (SMALL CAP VALUE FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (3.6%)
AbitibiBowater, Inc.*	1,360	5,263
Horsehead Hldg. Corp.*	1,997	11,782
Louisiana-Pacific Corp.	3,827	35,591
Silgan Hldgs., Inc.	1,234	63,045
Taseko Mines Ltd.*	9,283	17,638
		133,319
CONSUMER, CYCLICAL (13.4%)
Audiovox Corp. Cl A*	1,901	17,812
Belo Corp. Cl A	1,679	10,007
Casey’s General Stores, Inc.	1,480	44,652
Collective Brands, Inc.*	2,283	41,802
Crown Hldgs., Inc.*	5,251	116,622
Dillard’s, Inc. Cl A	2,541	29,984
Landry’s Restaurants, Inc.	949	14,757
Modine Manufacturing Co.	1,668	24,153
Pep Boys - Manny, Moe & Jack	3,660	22,619
Rent-A-Center, Inc.*	1,889	42,087
Tupperware Brands Corp.	3,011	83,194
Wolverine World Wide, Inc.	1,615	42,733
		490,422
CONSUMER, NON-CYCLICAL (5.4%)
American Italian Pasta Co. Cl A*	4,482	74,401
Chattem, Inc.*	130	10,163
Flowers Foods, Inc.	588	17,264
Great Atlantic & Pacific Tea Co., Inc.*	2,698	29,192
Longs Drug Stores Corp.	174	13,161
Pilgrim’s Pride Corp.	2,560	6,374
Vector Group Ltd.	2,649	46,784
		197,339
ENERGY (1.5%)
CNX Gas Corp.*	436	9,762
Superior Well Services, Inc.*	655	16,578
T-3 Energy Services, Inc.*	317	11,767
Trico Marine Services, Inc.*	1,071	18,293
		56,400
FINANCIAL (32.7%)
Ambac Financial Group, Inc.	1,400	3,262
Ashford Hospitality Trust, Inc.	7,827	31,699
Aspen Insurance Hldgs. Ltd.	2,070	56,925
Bank Mutual Corp.	4,096	46,490
Banner Corp.	174	2,090
Brookline Bancorp, Inc.	4,647	59,435
CapLease, Inc.	713	5,654
Ellington Financial LLC†	1,700	34,000
FelCor Lodging Trust, Inc.	3,411	24,423
First Niagara Financial Group, Inc.	3,375	53,156
Glacier Bancorp, Inc.	1,074	26,603
Highwoods Properties, Inc.	1,422	50,566
IBERIABANK Corp.	322	17,018
iShares Russell 2000 Index Fund	1,245	84,660

iShares Russell 2000 Value Index Fund	1,240	83,378
Marlin Business Svcs. Corp.*	2,505	21,242
Meadowbrook Insurance Group, Inc.	4,890	34,523
Medical Properties Trust, Inc.	2,005	22,757
Meruelo Maddux Pptys., Inc.*	2,300	2,806
MFA Mortgage Investment, Inc.	4,240	27,560
Mid-America Apt. Communities, Inc.	526	25,848
Nara Bancorp, Inc.	970	10,864
National Penn Bancshares, Inc.	3,092	45,143
NewAlliance Bancshares, Inc.	3,293	49,494
Pennsylvania REIT	1,340	25,259
PMA Capital Corp. Cl A*	3,640	32,105
ProAssurance Corp.*	810	45,360
Realty Income Corp.	1,440	36,864
S.Y. Bancorp, Inc.	1,170	35,825
SeaBright Insurance Hldgs., Inc.*	2,550	33,150
Senior Housing Pptys. Trust	1,770	42,179
SPDR KBW Regional Banking ETF	860	30,530
Trico Bancshares	1,338	28,807
Westamerica Bancorporation	750	43,148
Westfield Financial, Inc.	2,200	22,660
		1,195,483
HEALTHCARE (4.5%)
Alpharma, Inc. Cl A*	710	26,192
Alphatec Hldgs., Inc.*	3,549	16,325
American Medical Systems Hldgs., Inc.*	1,110	19,714
Animal Health Int’l., Inc.*	2,670	22,001
Conceptus, Inc.*	1,120	18,570
Conmed Corp.*	517	16,544
Enzon Pharmaceuticals, Inc.*	6,122	45,180
		164,526
INDUSTRIAL (11.8%)
Aircastle Ltd.	2,970	29,433
Alaska Air Group, Inc.*	2,395	48,834
Baldor Electric Co.	877	25,266
Cornell Cos., Inc.*	890	24,190
CRA International, Inc.*	1,110	30,503
Dollar Thrifty Automotive Grp.*	6,170	11,908
Genesee & Wyoming, Inc. Cl A*	1,131	42,435
Littelfuse, Inc.*	915	27,203
Mueller Industries, Inc.	2,669	61,414
Old Dominion Freight Line, Inc.*	1,183	33,526
Perini Corp.*	1,327	34,223
Sauer-Danfoss, Inc.	2,544	62,811
		431,746
TECHNOLOGY (10.5%)
Actuate Corp.*	2,160	7,560
Anixter International, Inc.*	622	37,015
Benchmark Electronics, Inc.*	447	6,294
CommScope, Inc.*	1,177	40,771
FormFactor, Inc.*	440	7,665
Global Cash Access Hldgs., Inc.*	3,530	17,862
Informatica Corp.*	1,746	22,681
Microsemi Corp.*	504	12,842
MKS Instruments, Inc.*	1,171	23,315

Parametric Technology Corp.*	1,994	36,690
Perot Systems Corp. Cl A*	930	16,136
Semtech Corp.*	500	6,980
Tech Data Corp.*	1,447	43,193
Technitrol, Inc.	1,900	28,101
THQ, Inc.*	1,157	13,930
TIBCO Software, Inc.*	3,570	26,132
Websense, Inc.*	1,692	37,816
		384,983
TELECOMMUNICATIONS (2.6%)
Cincinnati Bell, Inc.*	4,506	13,924
Consolidated Communications Hldgs., Inc.	1,190	17,945
Iowa Telecomunications Svcs., Inc.	1,894	35,380
Syniverse Hldgs., Inc.*	1,616	26,842
		94,091
UTILITIES (6.0%)
Avista Corp.	2,190	47,545
Black Hills Corp.	679	21,097
Northwest Natural Gas Co.	577	30,004
PNM Resources, Inc.	1,615	16,538
Sierra Pacific Resources	1,732	16,593
Unisource Energy Corp.	1,460	42,617
Westar Energy, Inc.	1,892	43,592
		217,986
TOTAL COMMON STOCKS (Cost: $3,912,853) 92.0%		3,366,295

TEMPORARY CASH INVESTMENTS (3) (Cost: $250,000) 6.8%		250,000

TOTAL INVESTMENTS (Cost: $4,162,853) 98.8%		3,616,295

OTHER NET ASSETS1.2%		44,025

NET ASSETS 100.0%		$3,660,320

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Shares	Value($)
COMMON STOCKS:
BASIC MATERIALS (1.5%)
Greif, Inc. Cl A	344	22,573
Silgan Hldgs., Inc.	371	18,954
Taseko Mines Ltd.*	5,278	10,028
		51,555
CONSUMER, CYCLICAL (9.5%)
Aeropostale, Inc.*	902	28,963
American Eagle Outfitters, Inc.	1,400	21,350
ArvinMeritor, Inc.	2,831	36,916
California Pizza Kitchen, Inc.*	2,066	26,589
DeVry, Inc.	367	18,181
Gymboree Corp.*	518	18,389
Leapfrog Enterprises, Inc.*	975	10,296
Netflix, Inc.*	1,108	34,215
P.F. Chang’s China Bistro, Inc.*	837	19,703
Sonic Corp.*	1,471	21,432
Tupperware Brands Corp.	848	23,430
WMS Industries, Inc.*	1,096	33,505
Wolverine World Wide, Inc.	1,142	30,217
		323,186
CONSUMER, NON-CYCLICAL (4.5%)
Chattem, Inc.*	358	27,988
Darling International, Inc.*	1,287	14,299
Great Atlantic & Pacific Tea Co., Inc.*	1,068	11,556
Ralcorp Hldgs., Inc.*	550	37,076
Sanderson Farms, Inc.	1,005	36,924
SunOpta, Inc.*	3,747	23,082
Vector Group Ltd.	175	3,091
		154,016
ENERGY (6.4%)
Berry Petroleum Co. Cl A	431	16,693
Concho Resources, Inc.*	1,223	33,767
Dril-Quip, Inc.*	496	21,521
GMX Resources, Inc.*	265	12,667
Parker Drilling Co.*	451	3,617
Penn Virginia Corp.	845	45,157
PetroQuest Energy, Inc.*	876	13,447
T-3 Energy Services, Inc.*	1,174	43,579
Willbros Group, Inc.*	1,038	27,507
		217,955
FINANCIAL (13.3%)
Glacier Bancorp, Inc.	1,179	29,204
iShares Russell 2000 Growth Index Fund	875	61,863
iShares Russell 2000 Index Fund	1,675	113,900
iShares Russell Microcap Index Fund	23	1,024
MSCI, Inc. Cl A*	524	12,576
NewAlliance Bancshares, Inc.	1,353	20,336
Realty Income Corp.	1,310	33,536
Senior Housing Pptys. Trust	1,406	33,505
SPDR KBW Regional Banking ETF	1,250	44,375
Stifel Financial Corp.*	882	44,012

Tower Group, Inc.	718	16,916
Westamerica Bancorporation	715	41,134
		452,381
HEALTHCARE (21.4%)
Abiomed, Inc.*	1,531	27,175
Alexion Pharmaceuticals, Inc.*	604	23,737
Allscripts Healthcare Solution*	1,250	15,550
Almost Family, Inc.*	732	28,951
Alnylam Pharmaceuticals, Inc.*	698	20,207
Alphatec Hldgs., Inc.*	3,793	17,448
American Medical Systems Hldgs., Inc.*	2,434	43,228
Animal Health Int’l., Inc.*	2,193	18,070
Auxilium Pharmaceuticals, Inc.*	307	9,947
BioMarin Pharmaceutical, Inc.*	765	20,265
Cepheid*	507	7,012
Conceptus, Inc.*	945	15,668
Enzon Pharmaceuticals, Inc.*	3,816	28,162
ev3, Inc.*	2,019	20,271
ICON PLC ADR*	1,024	39,168
Illumina, Inc.*	524	21,238
Immucor, Inc.*	975	31,161
Isis Pharmaceuticals, Inc.*	751	12,684
Landauer, Inc.	379	27,572
Magellan Health Svcs., Inc.*	1,155	47,424
Myriad Genetics, Inc.*	422	27,379
Omega Protein Corp.*	575	6,762
Onyx Pharmaceuticals, Inc.*	547	19,790
OSI Pharmaceuticals, Inc.*	389	19,174
Owens & Minor, Inc.	536	25,996
Pediatrix Medical Group, Inc.*	286	15,421
Pharmasset, Inc.*	450	8,978
Psychiatric Solutions, Inc.*	599	22,732
Rigel Pharmaceuticals, Inc.*	588	13,730
RTI Biologics, Inc.*	2,675	25,011
Seattle Genetics, Inc.*	1,745	18,672
Symmetry Medical, Inc.*	1,432	26,578
United Therapeutics Corp.*	179	18,825
		723,986
INDUSTRIAL (15.3%)
Actuant Corp. Cl A	668	16,860
Astec Industries, Inc.*	993	30,614
AZZ, Inc.*	822	34,006
Belden, Inc.	689	21,903
Comfort Systems USA, Inc.	1,751	23,393
Curtiss-Wright Corp.	566	25,725
DXP Enterprises, Inc.*	470	25,056
Genesee & Wyoming, Inc. Cl A*	1,249	46,862
Hub Group, Inc. Cl A*	619	23,305
Huron Consulting Group, Inc.*	766	43,647
Insteel Industries, Inc.	1,425	19,366
JetBlue Airways Corp*	4,573	22,636
Littelfuse, Inc.*	482	14,330
Old Dominion Freight Line, Inc.*	1,150	32,591
Polypore International, Inc.*	605	13,014
Powell Industries, Inc.*	398	16,242
RBC Bearings, Inc.*	514	17,317

Sauer-Danfoss, Inc.	676	16,690
Sun Hydraulics Corp.	1,181	30,753
Watson Wyatt Worldwide, Inc. Cl A	454	22,577
Woodward Governor Co.	689	24,301
		521,188
TECHNOLOGY (17.5%)
Actuate Corp.*	3,290	11,515
Ansys, Inc.*	693	26,244
Arris Group, Inc.*	2,182	16,867
Data Domain, Inc.*	1,348	30,020
DemandTec, Inc.*	1,565	14,101
FormFactor, Inc.*	636	11,079
Harmonic, Inc.*	3,486	29,457
Informatica Corp.*	1,822	23,668
L-1 Identity Solutions, Inc.*	1,803	27,550
Microsemi Corp.*	1,780	45,354
MKS Instruments, Inc.*	996	19,830
Monolithic Power Systems, Inc.*	694	12,055
Netlogic Microsystems, Inc.*	187	5,655
Omniture, Inc.*	1,153	21,169
Parametric Technology Corp.*	1,326	24,398
PMC-Sierra, Inc.*	955	7,086
RightNow Technologies, Inc.*	1,766	22,199
Sapient Corp.*	2,347	17,438
Semtech Corp.*	1,462	20,410
Sybase, Inc.*	499	15,279
THQ, Inc.*	972	11,703
TNS, Inc.*	887	17,181
ValueClick, Inc.*	1,687	17,258
VeriFone Hldgs., Inc.*	725	11,992
ViaSat, Inc.*	1,309	30,866
VistaPrint Ltd.*	674	22,134
Websense, Inc.*	2,075	46,376
Wright Express Corp.*	1,030	30,746
		589,630
TELECOMMUNICATIONS (1.7%)
Consolidated Communications Hldgs., Inc.	1,825	27,521
Syniverse Hldgs., Inc.*	1,916	31,825
		59,346
UTILITIES (1.7%)
ALLETE, Inc.	554	24,653
Avista Corp.	1,512	32,826
		57,479
TOTAL COMMON STOCKS (Cost: $3,305,877) 92.8%		3,150,722

TEMPORARY CASH INVESTMENTS (3) (Cost: $200,000) 5.9%		200,000

TOTAL INVESTMENTS (Cost: $3,505,877) 98.7%		3,350,722

OTHER NET ASSETS 1.3%		45,136

NET ASSETS 100.0%		$3,395,858

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
LONG-TERM DEBT SECURITIES:
U. S. GOVERNMENT (9.1%)
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	1,778,485
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	1,015,010
U.S. Treasury Strip	AAA	0.00	08/15/21	3,000,000	1,661,400
U.S. Treasury Strip	AAA	0.00	11/15/24	500,000	238,783
					4,693,678
U.S. GOVERNMENT AGENCIES (48.0%)
MORTGAGE-BACKED OBLIGATIONS (39.9%)
FHARM	AAA	5.26	04/01/37	280,222	283,147
FHARM	AAA	5.27	02/01/36	360,958	365,099
FHARM	AAA	5.45	05/01/37	495,394	503,286
FHLMC	AAA	5.43	04/01/37	229,398	232,553
FHLMC	AAA	5.50	10/01/18	165,341	167,745
FHLMC	AAA	5.50	03/01/21	221,394	224,059
FHLMC	AAA	5.50	08/15/33	299,321	301,972
FHLMC	AAA	5.79	03/01/37	319,552	322,179
FHLMC	AAA	6.00	07/15/29	251,588	257,736
FHLMC	AAA	6.00	03/15/32	300,000	304,709
FNMA	AAA	4.00	05/01/19	284,761	272,476
FNMA	AAA	4.50	05/01/18	172,910	170,367
FNMA	AAA	4.50	02/01/19	80,972	79,528
FNMA	AAA	4.50	05/01/19	220,355	216,426
FNMA	AAA	4.50	06/01/19	241,267	236,965
FNMA	AAA	4.50	05/01/34	133,755	126,888
FNMA	AAA	4.50	06/01/34	265,768	252,122
FNMA	AAA	5.00	04/01/18	269,372	270,258
FNMA	AAA	5.00	09/01/18	132,247	132,682
FNMA	AAA	5.00	10/01/20	318,185	317,243
FNMA	AAA	5.00	06/01/33	687,074	671,641
FNMA	AAA	5.00	09/01/33	201,607	197,079
FNMA	AAA	5.00	11/01/33	534,255	522,255
FNMA	AAA	5.00	03/01/34	148,816	145,474
FNMA	AAA	5.00	04/01/34	161,546	157,766
FNMA	AAA	5.00	04/01/34	105,358	102,893
FNMA	AAA	5.00	04/01/35	312,630	305,119
FNMA	AAA	5.00	06/01/35	212,786	207,674
FNMA	AAA	5.00	09/01/35	391,277	381,877
FNMA	AAA	5.50	04/01/17	15,204	15,477
FNMA	AAA	5.50	05/01/17	14,649	14,913
FNMA	AAA	5.50	05/01/17	14,533	14,794
FNMA	AAA	5.50	06/01/17	34,199	34,814
FNMA	AAA	5.50	09/01/19	95,208	96,503
FNMA	AAA	5.50	08/01/25	279,760	280,552
FNMA	AAA	5.50	07/01/33	269,528	269,573
FNMA	AAA	5.50	09/01/33	152,169	152,195
FNMA	AAA	5.50	10/01/33	384,134	384,200
FNMA	AAA	5.50	03/01/34	147,208	147,233
FNMA	AAA	5.50	03/01/34	88,716	88,732
FNMA	AAA	5.50	07/01/34	260,689	260,489
FNMA	AAA	5.50	09/01/34	770,322	769,731
FNMA	AAA	5.50	09/01/34	194,408	194,259
FNMA	AAA	5.50	10/01/34	133,424	133,322

FNMA	AAA	5.50	02/01/35	189,665	189,519
FNMA	AAA	5.50	02/01/35	178,355	178,106
FNMA	AAA	5.50	04/01/35	273,020	272,640
FNMA	AAA	5.50	08/01/35	302,801	302,380
FNMA	AAA	5.50	11/01/35	323,362	322,911
FNMA	AAA	5.50	06/01/37	453,070	452,202
FNMA	AAA	6.00	04/01/23	214,118	218,498
FNMA	AAA	6.00	01/01/25	363,235	369,978
FNMA	AAA	6.00	03/01/28	298,927	303,821
FNMA	AAA	6.00	03/01/32	26,400	26,899
FNMA	AAA	6.00	04/01/32	41,489	42,246
FNMA	AAA	6.00	04/01/32	19,424	19,778
FNMA	AAA	6.00	05/01/32	45,612	46,444
FNMA	AAA	6.00	05/01/33	279,799	284,730
FNMA	AAA	6.00	09/01/34	302,431	307,289
FNMA	AAA	6.00	10/01/34	383,783	389,947
FNMA	AAA	6.00	11/01/34	258,594	262,747
FNMA	AAA	6.00	12/01/36	325,814	330,385
FNMA	AAA	6.00	01/01/37	280,959	284,900
FNMA	AAA	6.00	05/01/37	298,308	299,612
FNMA	AAA	6.00	07/01/37	294,536	298,651
FNMA	AAA	6.00	08/01/37	430,405	436,419
FNMA	AAA	6.00	12/01/37	146,344	148,389
FNMA	AAA	6.00	02/25/47	162,056	162,360
FNMA	AAA	6.50	09/01/16	7,621	7,924
FNMA	AAA	6.50	03/01/17	20,416	21,221
FNMA	AAA	6.50	05/01/17	8,761	9,107
FNMA	AAA	6.50	06/01/17	59,951	62,314
FNMA	AAA	6.50	04/01/32	37,029	38,260
FNMA	AAA	6.50	05/01/32	49,389	51,031
FNMA	AAA	6.50	05/01/32	48,968	50,596
FNMA	AAA	6.50	07/01/32	46,422	47,966
FNMA	AAA	6.50	07/01/34	166,695	171,613
FNMA	AAA	6.50	09/01/34	113,909	117,269
FNMA	AAA	6.50	09/01/36	295,825	301,792
FNMA	AAA	6.50	05/01/37	246,546	253,073
FNMA	AAA	6.50	09/01/37	458,817	470,964
FNMA	AAA	6.50	05/01/38	270,774	277,915
FNMA	AAA	7.00	09/01/31	14,304	15,035
FNMA	AAA	7.00	11/01/31	11,056	11,622
FNMA	AAA	7.00	04/01/32	33,773	35,491
FNMA	AAA	7.50	06/01/31	6,830	7,378
FNMA	AAA	7.50	02/01/32	24,042	25,945
FNMA	AAA	7.50	04/01/32	7,915	8,525
FNMA	AAA	7.50	06/01/32	10,632	11,451
FNMA	AAA	8.00	03/01/31	7,086	7,676
FNMA	AAA	8.00	04/01/32	11,602	12,561
FNMA	AAA	8.00	04/01/32	2,951	3,194
GNMA (4)	AAA	6.27	10/16/27	2,000,000	2,065,716
GNMA (4)	AAA	6.50	04/15/31	4,242	4,366
GNMA (4)	AAA	6.50	10/15/31	20,333	20,930
GNMA (4)	AAA	6.50	12/15/31	6,445	6,634
GNMA (4)	AAA	6.50	05/15/32	6,763	6,957
GNMA (4)	AAA	7.00	05/15/31	13,495	14,193
GNMA (4)	AAA	7.00	09/15/31	5,023	5,283
GNMA (4)	AAA	7.00	09/15/31	736	774

GNMA (4)	AAA	7.00	05/15/32	3,990	4,195
					20,685,827
NON-MORTGAGE-BACKED OBLIGATIONS (8.1%)
FHLMC	AAA	4.38	07/17/15	1,250,000	1,246,464
FHLMC	AAA	5.20	03/05/19	3,000,000	2,972,248
					4,218,712
CORPORATE DEBT (41.5%)
BASIC MATERIALS (3.2%)
International Paper Co.	BBB	4.25	01/15/09	250,000	248,457
Lubrizol Corp.	BBB	5.50	10/01/14	250,000	242,435
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	254,247
PolyOne Corp.	B+	7.50	12/15/15	250,000	213,750
Sonoco Products Co.	BBB+	6.50	11/15/13	250,000	273,909
Vulcan Materials Co.	A-	7.00	06/15/18	200,000	192,183
Worthington Industries, Inc.	BBB	6.70	12/01/09	250,000	253,043
					1,678,024
CONSUMER, CYCLICAL (8.7%)
Belo Corp.	BB	8.00	11/01/08	250,000	254,408
Best Buy Co., Inc.†	BBB	6.75	07/15/13	250,000	252,688
Black & Decker Corp.	BBB	4.75	11/01/14	250,000	228,739
Cox Communications, Inc.	BBB-	3.88	10/01/08	250,000	250,000
Ethan Allen Interiors, Inc.	BBB+	5.38	10/01/15	250,000	237,616
Fortune Brands, Inc.	BBB	4.88	12/01/13	200,000	188,093
Fruit of the Loom (2)	NR	7.38	11/15/23	69,034	7
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	212,580
Johnson Controls, Inc.	A-	4.88	09/15/13	250,000	247,775
Kellwood Co.	NR	7.88	07/15/09	250,000	222,500
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	522,487
Leggett & Platt, Inc.	A	4.70	04/01/13	250,000	246,274
Macys Retail Hldgs., Inc.†	BBB-	4.80	07/15/09	250,000	244,341
Newell Rubbermaid, Inc.	BBB+	4.63	12/15/09	500,000	497,152
RadioShack Corp.	BB	7.38	05/15/11	250,000	246,250
Scholastic Corp.	BB	5.00	04/15/13	250,000	208,750
Wendy’s International, Inc.	B+	6.25	11/15/11	200,000	187,000
Whirlpool Corp.	BBB	6.50	06/15/16	250,000	249,406
					4,496,066
CONSUMER, NON-CYCLICAL (3.3%)
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	233,985
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	241,525
Hershey Co.	A	4.85	08/15/15	250,000	244,627
Kraft Foods, Inc.	BBB+	5.25	10/01/13	250,000	240,343
Kroger Co.	BBB-	4.95	01/15/15	250,000	228,450
PepsiAmericas, Inc.	A	6.38	05/01/09	250,000	251,383
Sara Lee Corp.	BBB+	6.25	09/15/11	250,000	252,093
					1,692,406
ENERGY (5.1%)
Diamond Offshore Drilling	A-	4.88	07/01/15	250,000	232,959
Enbridge, Inc.	A-	5.80	06/15/14	150,000	142,686
Knight, Inc.	BB	5.15	03/01/15	250,000	211,875
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	243,978
Noble Corp.	A-	7.50	03/15/19	250,000	274,107
Premco Refining Group	BBB	7.50	06/15/15	250,000	238,324
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	837,820
Sunoco, Inc.	BBB	4.88	10/15/14	250,000	236,528

Weatherford Int’l. Ltd.	BBB+	5.50	02/15/16	250,000	229,143
					2,647,420
FINANCIAL (11.3%)
Berkshire Hathaway Finance	AAA	4.20	12/15/10	250,000	253,909
Brandywine Realty Trust	BBB-	4.50	11/01/09	250,000	240,190
Capital One Bank	A-	5.75	09/15/10	250,000	230,291
Colonial Realty LP	BBB-	4.80	04/01/11	200,000	190,000
Developers Diversified Realty	BBB	5.00	05/03/10	200,000	193,976
First Horizon Mtg.	AAA	5.00	06/25/33	325,872	325,088
First Horizon National Corp.	BBB-	4.50	05/15/13	500,000	354,650
First Industrial LP	BBB	6.88	04/15/12	250,000	242,510
Ford Motor Credit Co. LLC	B-	7.38	10/28/09	250,000	200,992
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	530,488
GATX Financial Corp.	BBB+	5.13	04/15/10	150,000	151,172
General Electric Capital Corp.	AAA	5.45	01/15/13	500,000	467,124
GMAC LLC	B-	0.00	12/01/12	500,000	125,055
HCP, Inc.	BBB	4.88	09/15/10	250,000	237,763
HCP, Inc.	BBB	5.65	12/15/13	250,000	220,123
Health Care REIT, Inc.	BBB-	8.00	09/12/12	100,000	99,739
Lincoln National Corp.	A+	5.65	08/27/12	200,000	196,625
Markel Corp.	BBB	6.80	02/15/13	150,000	156,134
Nissan Motor Acceptance Corp.†	BBB+	5.63	03/14/11	250,000	252,638
ProLogis	BBB+	5.50	04/01/12	250,000	239,725
Roslyn Bancorp, Inc.	BBB-	7.50	12/01/08	250,000	250,959
Shurgard Storage Centers	A-	7.75	02/22/11	250,000	261,287
SLM Corp.	BBB-	4.00	01/15/09	250,000	205,000
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	250,571
					5,876,009
HEALTHCARE (1.9%)
Allergan, Inc.	A	5.75	04/01/16	250,000	240,431
Laboratory Corp. of America	BBB	5.50	02/01/13	250,000	242,778
WellPoint, Inc.	A-	4.25	12/15/09	250,000	245,078
Wyeth	A+	5.50	03/15/13	250,000	252,641
					980,928
INDUSTRIAL (3.4%)
Avery Dennison Corp.	BBB+	4.88	01/15/13	250,000	238,494
Canadian Pacific Railway Co.	BBB	5.75	05/15/13	100,000	97,057
Donnelley (R.R.) & Sons Co.	BBB+	4.95	04/01/14	250,000	221,614
Fisher Scientific Int’l., Inc.	BBB	6.13	07/01/15	250,000	241,296
Masco Corp.	BBB+	5.88	07/15/12	200,000	191,051
Southwest Airlines Co.	A-	5.25	10/01/14	250,000	230,134
Steelcase, Inc.	BBB	6.50	08/15/11	250,000	258,086
Union Pacific Corp.	BBB	6.13	01/15/12	300,000	305,428
					1,783,160
TECHNOLOGY (1.0%)
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	250,000	245,059
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	255,208
					500,267
TELECOMMUNICATIONS (0.9%)
Alltel Corp.	B-	7.00	03/15/16	250,000	245,000
Nextel Communications, Inc.	BB	5.25	01/15/10	250,000	234,675
					479,675
UTILITIES (2.7%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	248,658

Duke Energy Corp.	A	4.50	04/01/10	250,000	251,745
Pepco Hldgs., Inc.	BBB-	4.00	05/15/10	200,000	196,514
PPL Energy Supply LLC	BBB	5.70	10/15/15	250,000	227,330
Progress Energy, Inc.	A-	5.25	12/15/15	250,000	241,195
Virginia Electric & Power Co.	A-	4.50	12/15/10	250,000	248,260
					1,413,702

TOTAL LONG-TERM DEBT SECURITIES (Cost: $52,190,134) 98.6%					51,145,874

TEMPORARY CASH INVESTMENTS (3) (Cost: $253,100) 0.5%					253,100

TOTAL INVESTMENTS (Cost: $52,443,234) 99.1%					51,398,974

OTHER NET ASSETS 0.9%					485,732

NET ASSETS 100.0%					$51,884,706

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2008 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount($)	Value($)
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (67.7%)
FHLB	AAA	2.15	11/03/08	406,000	405,197
FHLB	AAA	2.20	11/12/08	160,000	159,589
FHLB	AAA	2.30	10/08/08	1,004,000	1,003,551
FHLB	AAA	2.32	10/07/08	863,000	862,665
FHLB	AAA	2.32	10/10/08	4,027,000	4,024,657
FHLB	AAA	2.32	10/22/08	250,000	249,661
FHLB	AAA	2.32	10/24/08	447,000	446,336
FHLB	AAA	2.38	11/21/08	4,732,000	4,716,036
FHLB	AAA	2.40	10/09/08	575,000	574,692
FHLB	AAA	2.40	11/03/08	1,249,000	1,246,247
FHLB	AAA	2.42	10/31/08	4,682,000	4,672,537
FHLB	AAA	2.44	10/28/08	790,000	788,551
FHLB	AAA	2.50	10/14/08	108,000	107,902
FHLB	AAA	2.50	11/21/08	10,088,000	10,052,244
FHLB	AAA	2.53	10/17/08	2,758,000	2,754,884
FHLB	AAA	2.55	10/07/08	2,032,000	2,031,132
FHLMC	AAA	2.35	11/21/08	2,210,000	2,202,638
FHLMC	AAA	2.40	10/27/08	280,000	279,514
FHLMC	AAA	2.55	11/10/08	500,000	498,583
FHLMC	AAA	2.60	10/22/08	3,755,000	3,749,302
FHLMC	AAA	2.65	12/01/08	6,024,000	5,997,022
FNMA	AAA	2.34	10/03/08	1,867,000	1,866,756
FNMA	AAA	2.35	12/01/08	289,000	287,849
FNMA	AAA	2.37	10/20/08	700,000	699,126
FNMA	AAA	2.40	10/15/08	145,000	144,864
FNMA	AAA	2.40	11/03/08	847,000	845,133
FNMA	AAA	2.45	10/30/08	900,000	898,220
FNMA	AAA	2.45	11/03/08	665,000	663,504
FNMA	AAA	2.50	11/06/08	2,162,000	2,156,585
FNMA	AAA	2.60	12/01/08	4,335,000	4,317,448
FNMA	AAA	2.70	12/01/08	6,718,000	6,690,809
					65,393,234
COMMERCIAL PAPER (32.5%)
American Express Credit Corp.	A-1	2.64	11/12/08	1,000,000	996,915
American Express Credit Corp.	A-1	2.56	10/03/08	1,300,000	1,299,814
American Express Credit Corp.	A-1	2.58	10/03/08	500,000	499,928
American Express Credit Corp.	A-1	2.60	10/14/08	157,000	156,852
Baker Hughes, Inc.†	A-1	2.50	10/01/08	738,000	738,000
Chevron Corporation	A-1+	2.95	11/24/08	2,800,000	2,787,603
Coca-Cola Co.	A-1	2.30	11/21/08	2,900,000	2,890,542
Eaton Corp.†	A-1	2.75	10/31/08	1,800,000	1,795,872
Florida Power & Light Co.	A-1	2.60	10/31/08	2,800,000	2,793,930
Hersheys Food Corp.	A-1	2.35	10/23/08	1,578,000	1,575,732
Hewlett-Packard Co.†	A-1	2.55	10/30/08	2,900,000	2,894,037
National Rural Utilities	A-1	2.16	10/07/08	1,855,000	1,854,331
National Rural Utilities	A-1	3.20	10/31/08	1,000,000	997,331
New Jersey Natural Gas	A-1	2.35	11/24/08	547,000	545,070
Praxair, Inc.	A-1	2.70	10/06/08	2,900,000	2,898,911

Procter & Gamble Co.†	A-1+	2.55	10/20/08	2,900,000	2,896,093
Toyota Motor Credit Corp.	A-1+	2.39	10/03/08	1,100,000	1,099,853
Toyota Motor Credit Corp.	A-1+	2.40	10/06/08	1,878,000	1,877,372
Unilever Capital Corp.†	A-1	2.70	10/30/08	600,000	598,680
Washington Gas Light Co.	A-1	2.30	10/03/08	250,000	249,968
					31,446,834
TOTAL SHORT-TERM DEBT SECURITIES (Cost: 96,835,404) 100.2%					96,840,068

TOTAL INVESTMENTS (Cost: $96,835,404) 100.2%					96,840,068

OTHER NET ASSETS -0.2%					-196,581

NET ASSETS 100.0%					$96,643,487

The accompanying notes are an integral part of these portfolio schedules.

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.
** Ratings as per Standard & Poors Corporation.

† Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2008, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$106,202	0.2%
SMALL CAP VALUE FUND	$34,000	0.9%
BOND FUND	$1,280,155	2.5%
MONEY MARKET FUND	$8,922,682	9.2%

(1) The security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.
Information on futures contracts outstanding in the Funds as of September 30, 2008, were as follows:

							Face Value
							of Futures
					Underlying		as a % of
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value	Gain(Loss)	Investments

ALL AMERICA FUND	4	S&P 500 Stock Index	P	December 2008	$1,167,400	$4,150	2.5%
EQUITY INDEX FUND	8	S&P 500 Stock Index	P	December 2008	$2,334,800	$8,300	5.3%
MID-CAP EQUITY INDEX FUND	7	S&P MidCap 400 Stock Index	P	December 2008	$2,556,050	$(65,075)	6.0%

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3) The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co.On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at September 30, 2008 was 1.51%.

(4) U.S. Government guaranteed security.

Fair Value—Effective January 1, 2008, the Investment Company adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). SFAS 157 establishes a single definition of fair value, institutes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. SFAS 157 establishes a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are defined as follows:

• Level 1 – quoted prices in active markets for identical securities.
• Level 2 –other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
• Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2008, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2008, by SFAS 157 valuation hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investments at Market Value:
All America Fund	$44,958,843	$1,775,779	—	$46,734,622
Equity Index Fund	$41,683,098	$2,142,516	—	$43,825,614
Mid-Cap Equity Index Fund	$39,913,664	$2,597,677	—	$42,511,341
Small Cap Value Fund	$3,332,295	$284,000	—	$3,616,295
Small Cap Growth Fund	$3,150,722	$200,000	—	$3,350,722
Bond Fund	—	$51,398,974	—	$51,398,974
Money Market Fund	—	$96,840,068	—	$96,840,068
Other Financial Instruments:*
All America Fund	$4,150	—	—	$4,150
Equity Index Fund	$8,300	—	—	$8,300
Mid-Cap Equity Index Fund	$(65,075)	—	—	$(65,075)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at September 30, 2008 for each of the Funds were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$6,404,208	$7,185,617	$5,063,490	$176,985	$208,532	$465,949	$5,099
Unrealized Depreciation	(9,674,901)	(8,505,921)	(8,482,982)	(748,285)	(368,323)	(1,510,198)	(435)
Net	(3,270,693)	(1,320,304)	(3,419,492)	(571,300)	(159,791)	(1,044,249)	$4,664
Cost of Investments	$50,005,315	$45,145,918	$45,930,833	$4,187,595	$3,510,513	$52,443,223	$96,835,404

ITEM 2.	CONTROLS AND PROCEDURES.

(a)          The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date:	October 30, 2008

By:	/s/ GEORGE L. MEDLIN
George L. Medlin
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Institutional Funds, Inc.

Date:	October 30, 2008